GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 2.2%
10,676	General Dynamics Corp.	$ 2,488,148
70,903	Howmet Aerospace, Inc.	2,885,043
31,649	Lockheed Martin Corp.	14,661,716

		20,034,907

Airlines – 0.3%
79,883	Delta Air Lines, Inc.*	3,123,425

Auto Components – 0.4%
29,715	Aptiv PLC*	3,360,469

Automobiles – 2.1%
17,676	General Motors Co.	695,021
107,456	Tesla, Inc.*	18,613,528

		19,308,549

Banks – 0.2%
25,761	East West Bancorp, Inc.	2,022,754

Beverages – 1.1%
7,629	Boston Beer Co., Inc. (The), Class A*	2,964,705
41,442	PepsiCo, Inc.	7,087,411

		10,052,116

Biotechnology – 5.1%
87,627	AbbVie, Inc.	12,946,889
135,630	Exelixis, Inc.*	2,389,801
121,259	Incyte Corp.*	10,323,991
54,748	Neurocrine Biosciences, Inc.*	6,073,196
6,200	Sarepta Therapeutics, Inc.*	774,814
4,871	Seagen, Inc.*	679,407
43,258	Vertex Pharmaceuticals, Inc.*	13,976,660

		47,164,758

Building Products – 0.4%
34,302	Johnson Controls International PLC	2,386,390
7,913	Trane Technologies PLC	1,417,377

		3,803,767

Capital Markets – 2.3%
17,133	Ameriprise Financial, Inc.	5,998,606
14,288	Bank of New York Mellon Corp. (The)	722,544
21,085	MarketAxess Holdings, Inc.	7,671,777

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
12,051	MSCI, Inc.	$ 6,405,830

		20,798,757

Chemicals – 1.4%
11,341	Mosaic Co. (The)	561,833
50,829	Sherwin-Williams Co. (The)	12,025,633

		12,587,466

Commercial Services & Supplies – 1.2%
24,366	Cintas Corp.	10,812,169

Communications Equipment – 0.5%
34,756	Arista Networks, Inc.*	4,379,951

Construction Materials – 0.6%
36,398	Eagle Materials, Inc.	5,317,020

Consumer Finance – 0.2%
39,792	Synchrony Financial	1,461,560

Diversified Telecommunication Services – 0.3%
136,337	Liberty Global PLC, Class C (United Kingdom)*	3,047,132

Electrical Equipment – 0.3%
19,946	AMETEK, Inc.	2,890,574

Electronic Equipment, Instruments & Components – 0.6%
40,432	Jabil, Inc.	3,179,168
20,944	TE Connectivity Ltd.	2,663,030

		5,842,198

Entertainment – 0.2%
24,289	Live Nation Entertainment, Inc.*	1,955,022

Equity Real Estate Investment Trusts (REITs) – 4.3%
61,031	Crown Castle, Inc. REIT	9,039,301
184,956	Host Hotels & Resorts, Inc. REIT	3,486,421
48,444	Lamar Advertising Co., Class A REIT	5,161,224
104,040	National Storage Affiliates Trust REIT	4,244,832
43,960	Park Hotels & Resorts, Inc. REIT	646,652
31,015	Public Storage REIT	9,439,105
24,082	SBA Communications Corp. REIT	7,165,117

		39,182,652

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 3.0%
40,477	Costco Wholesale Corp.	$ 20,689,414
91,821	Sysco Corp.	7,112,454

		27,801,868

Health Care Equipment & Supplies – 0.8%
64,266	Boston Scientific Corp.*	2,972,303
17,445	Intuitive Surgical, Inc.*	4,286,062

		7,258,365

Health Care Providers & Services – 2.9%
82,120	DaVita, Inc.*	6,765,867
15,357	Humana, Inc.	7,858,177
24,367	UnitedHealth Group, Inc.	12,163,762

		26,787,806

Health Care Technology – 0.6%
31,488	Veeva Systems, Inc., Class A*	5,370,278

Hotels, Restaurants & Leisure – 3.7%
55,530	Airbnb, Inc., Class A*	6,169,939
5,103	Booking Holdings, Inc.*	12,421,212
8,710	Hilton Worldwide Holdings, Inc.	1,263,734
53,517	Marriott International, Inc., Class A	9,321,591
59,173	Wyndham Hotels & Resorts, Inc.	4,586,499

		33,762,975

Household Durables – 0.0%
2,396	TopBuild Corp.*	479,344

Insurance – 1.4%
74,968	Marsh & McLennan Cos., Inc.	13,112,653

Interactive Media & Services – 4.3%
5,554	Alphabet, Inc., Class A*	548,958
393,560	Alphabet, Inc., Class C*	39,304,837

		39,853,795

Internet & Direct Marketing Retail – 5.4%
478,409	Amazon.com, Inc.*	49,338,320

IT Services – 7.6%
24,169	Accenture PLC, Class A	6,744,359
31,503	Euronet Worldwide, Inc.*	3,549,758

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
31,281	Gartner, Inc.*	$ 10,577,357
37,027	Mastercard, Inc., Class A	13,722,206
5,851	MongoDB, Inc.*	1,253,343
108,691	PayPal Holdings, Inc.*	8,857,230
46,718	Snowflake, Inc., Class A*	7,308,564
61,651	Visa, Inc., Class A	14,192,677
8,518	WEX, Inc.*	1,575,574
29,370	Wix.com Ltd. (Israel)*	2,554,603

		70,335,671

Life Sciences Tools & Services – 1.8%
425,956	Avantor, Inc.*	10,180,349
3,139	IQVIA Holdings, Inc.*	720,118
3,533	Mettler-Toledo International, Inc.*	5,415,806

		16,316,273

Media – 0.9%
8,201	Charter Communications, Inc., Class A*	3,151,726
110,248	Trade Desk, Inc. (The), Class A*	5,589,574

		8,741,300

Multiline Retail – 0.4%
140,072	Macy’s, Inc.	3,309,901

Oil, Gas & Consumable Fuels – 1.2%
18,655	EOG Resources, Inc.	2,467,124
7,160	Hess Corp.	1,075,146
27,504	Pioneer Natural Resources Co.	6,335,546
27,335	Williams Cos., Inc. (The)	881,280

		10,759,096

Pharmaceuticals – 0.3%
8,335	Eli Lilly & Co.	2,868,490

Road & Rail – 1.2%
116,129	CSX Corp.	3,590,709
16,228	Ryder System, Inc.	1,532,085
28,640	Union Pacific Corp.	5,848,002

		10,970,796

Semiconductors & Semiconductor Equipment – 7.4%
13,510	Applied Materials, Inc.	1,506,230
21,792	Broadcom, Inc.	12,748,538

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
7,394	Enphase Energy, Inc.*	$ 1,636,884
6,072	KLA Corp.	2,383,139
12,971	Lam Research Corp.	6,486,797
140,603	Microchip Technology, Inc.	10,913,605
13,559	Monolithic Power Systems, Inc.	5,783,727
94,525	NVIDIA Corp.	18,467,349
11,933	NXP Semiconductors NV (China)	2,199,371
79,787	ON Semiconductor Corp.*	5,860,355

		67,985,995

Software – 17.5%
50,317	Adobe, Inc.*	18,634,398
15,871	Autodesk, Inc.*	3,414,804
116,011	Fortinet, Inc.*	6,072,016
7,688	HubSpot, Inc.*	2,667,813
18,872	Intuit, Inc.	7,976,628
14,382	Manhattan Associates, Inc.*	1,874,837
334,738	Microsoft Corp.	82,951,424
78,418	Palo Alto Networks, Inc.*	12,440,232
17,002	Paycom Software, Inc.*	5,507,628
14,913	Paylocity Holding Corp.*	3,106,229
27,192	ServiceNow, Inc.*	12,375,895
12,898	Splunk, Inc.*	1,235,241
1,608	Synopsys, Inc.*	568,830
3,033	Tyler Technologies, Inc.*	978,961
17,317	Zoom Video Communications, Inc., Class A*	1,298,775

		161,103,711

Specialty Retail – 2.1%
4,714	AutoZone, Inc.*	11,496,739
50,914	TJX Cos., Inc. (The)	4,167,820
8,006	Ulta Beauty, Inc.*	4,114,764

		19,779,323

Technology Hardware, Storage & Peripherals – 10.9%
675,475	Apple, Inc.	97,464,288
117,069	Pure Storage, Inc., Class A*	3,387,977

		100,852,265

Textiles, Apparel & Luxury Goods – 0.4%
4,821	Deckers Outdoor Corp.*	2,060,881
785	Lululemon Athletica, Inc.*	240,901

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
11,265	NIKE, Inc., Class B	$ 1,434,372

		3,736,154

Tobacco – 0.1%
29,055	Altria Group, Inc.	1,308,637

Trading Companies & Distributors – 0.8%
138,461	Fastenal Co.	6,999,204

TOTAL COMMON STOCKS (Cost $625,364,060)		$905,977,466

Shares	Dividend Rate	Value

INVESTMENT COMPANY – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,793,520	4.237%	$ 1,793,520
(Cost $1,793,520)

TOTAL INVESTMENTS – 98.6% (Cost $627,157,580)		$907,770,986

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		12,881,826

NET ASSETS – 100.0%		$920,652,812

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	50	03/17/23	$10,225,000	$698,107

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 4.0%
19,715	General Dynamics Corp.	$ 4,594,778
104,239	Howmet Aerospace, Inc.	4,241,485
7,863	Lockheed Martin Corp.	3,642,613
24,566	Raytheon Technologies Corp.	2,452,915

		14,931,791

Airlines – 0.1%
8,665	United Airlines Holdings, Inc.*	424,238

Auto Components – 0.7%
19,272	Aptiv PLC*	2,179,471
2,976	Lear Corp.	433,841

		2,613,312

Automobiles – 1.4%
131,661	General Motors Co.	5,176,911

Banks – 6.6%
27,736	Bank of America Corp.	984,073
12,549	BOK Financial Corp.	1,261,175
102,855	Citigroup, Inc.	5,371,088
57,763	East West Bancorp, Inc.	4,535,551
56,180	JPMorgan Chase & Co.	7,862,953
9,620	M&T Bank Corp.	1,500,720
2,899	Signature Bank	373,826
44,174	Webster Financial Corp.	2,325,761
15,784	Wells Fargo & Co.	739,796

		24,954,943

Biotechnology – 3.3%
3,058	Biogen, Inc.*	889,572
69,083	Gilead Sciences, Inc.	5,798,827
4,912	Moderna, Inc.*	864,807
93	Regeneron Pharmaceuticals, Inc.*	70,538
1,978	United Therapeutics Corp.*	520,550
13,035	Vertex Pharmaceuticals, Inc.*	4,211,608

		12,355,902

Building Products – 1.8%
70,716	Johnson Controls International PLC	4,919,712
6,846	Lennox International, Inc.	1,784,205

		6,703,917

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 5.5%
95,554	Bank of New York Mellon Corp. (The)	$ 4,832,166
28,821	CME Group, Inc.	5,091,518
28,314	Interactive Brokers Group, Inc., Class A	2,263,421
53,845	Invesco Ltd.	996,671
19,920	Jefferies Financial Group, Inc.	782,457
350	MSCI, Inc.	186,046
32,178	State Street Corp.	2,938,817
54,052	Stifel Financial Corp.	3,643,645

		20,734,741

Chemicals – 3.1%
9,676	Axalta Coating Systems Ltd.*	291,248
112,570	Element Solutions, Inc.	2,305,434
24,439	Huntsman Corp.	774,472
3,879	International Flavors & Fragrances, Inc.	436,232
17,029	Linde PLC (United Kingdom)	5,635,577
45,345	Mosaic Co. (The)	2,246,391

		11,689,354

Commercial Services & Supplies – 0.8%
603	Cintas Corp.	267,575
23,065	Republic Services, Inc.	2,878,974

		3,146,549

Communications Equipment – 2.1%
162,252	Cisco Systems, Inc.	7,896,805

Construction Materials – 0.2%
2,275	Martin Marietta Materials, Inc.	818,181

Consumer Finance – 1.9%
22,805	Capital One Financial Corp.	2,713,795
117,015	Synchrony Financial	4,297,961

		7,011,756

Distributors – 0.2%
12,140	LKQ Corp.	715,774

Diversified Financial Services – 2.3%
23,150	Berkshire Hathaway, Inc., Class B*	7,211,688
66,766	Corebridge Financial, Inc.	1,452,828

		8,664,516

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.4%
64,824	Liberty Global PLC, Class C (United Kingdom)*	$ 1,448,816

Electric Utilities – 0.9%
30,324	Alliant Energy Corp.	1,638,406
20,216	Evergy, Inc.	1,266,532
6,267	Xcel Energy, Inc.	430,982

		3,335,920

Electrical Equipment – 2.4%
2,386	Acuity Brands, Inc.	449,809
33,271	AMETEK, Inc.	4,821,633
91,661	nVent Electric PLC	3,643,525

		8,914,967

Electronic Equipment, Instruments & Components – 0.8%
7,477	Teledyne Technologies, Inc.*	3,172,192

Energy Equipment & Services – 0.6%
39,785	Schlumberger Ltd.	2,266,949

Entertainment – 0.6%
21,151	Live Nation Entertainment, Inc.*	1,702,444
2,071	Netflix, Inc.*	732,844

		2,435,288

Equity Real Estate Investment Trusts (REITs) – 7.3%
7,820	Camden Property Trust REIT	963,502
223,727	Host Hotels & Resorts, Inc. REIT	4,217,254
27,552	Life Storage, Inc. REIT	2,976,718
22,877	Mid-America Apartment Communities, Inc. REIT	3,814,053
66,795	National Storage Affiliates Trust REIT	2,725,236
156,690	Park Hotels & Resorts, Inc. REIT	2,304,910
48,285	Prologis, Inc. REIT	6,242,285
13,869	SBA Communications Corp. REIT	4,126,444

		27,370,402

Food & Staples Retailing – 0.4%
2,507	Costco Wholesale Corp.	1,281,428
1,758	Walmart, Inc.	252,923

		1,534,351

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.5%
87,524	Mondelez International, Inc., Class A	$ 5,727,571

Health Care Equipment & Supplies – 1.4%
114,453	Boston Scientific Corp.*	5,293,451

Health Care Providers & Services – 5.9%
6,482	Acadia Healthcare Co., Inc.*	544,618
55,721	Centene Corp.*	4,248,169
5,906	Cigna Corp.	1,870,253
68,251	CVS Health Corp.	6,021,103
10,347	Elevance Health, Inc.	5,173,397
390	Humana, Inc.	199,563
27,947	Tenet Healthcare Corp.*	1,532,893
17,621	Universal Health Services, Inc., Class B	2,611,608

		22,201,604

Hotels, Restaurants & Leisure – 0.8%
12,018	Hyatt Hotels Corp., Class A*	1,311,404
15,463	Wynn Resorts Ltd.*	1,602,585

		2,913,989

Household Durables – 0.2%
4,278	Whirlpool Corp.	665,614

Independent Power and Renewable Electricity Producers – 0.5%
61,463	Brookfield Renewable Corp., Class A	1,937,314

Insurance – 3.5%
14,432	American Financial Group, Inc.	2,057,859
10,154	Arthur J Gallagher & Co.	1,987,341
26,130	Chubb Ltd.	5,944,314
17,944	CNA Financial Corp.	781,641
7,940	Marsh & McLennan Cos., Inc.	1,388,785
15,403	MetLife, Inc.	1,124,727

		13,284,667

Interactive Media & Services – 1.1%
17,577	Meta Platforms, Inc., Class A*	2,618,446
61,511	TripAdvisor, Inc.*	1,433,206

		4,051,652

Internet & Direct Marketing Retail – 0.0%
2,864	Chewy, Inc., Class A*	129,052

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 3.8%
48,320	Cognizant Technology Solutions Corp., Class A	$ 3,225,360
8,168	DXC Technology Co.*	234,667
61,706	PayPal Holdings, Inc.*	5,028,422
9,790	Snowflake, Inc., Class A*	1,531,548
19,250	VeriSign, Inc.*	4,197,462

		14,217,459

Life Sciences Tools & Services – 0.6%
6,515	Avantor, Inc.*	155,709
37,711	QIAGEN NV*	1,847,839
173	Thermo Fisher Scientific, Inc.	98,667

		2,102,215

Machinery – 1.7%
14,218	Ingersoll Rand, Inc.	796,208
51,573	Otis Worldwide Corp.	4,240,848
12,427	PACCAR, Inc.	1,358,395

		6,395,451

Media – 2.8%
77,903	Fox Corp., Class A	2,644,028
44,894	Fox Corp., Class B	1,423,140
210,509	News Corp., Class A	4,264,912
10,692	Omnicom Group, Inc.	919,405
22,902	Trade Desk, Inc. (The), Class A*	1,161,131

		10,412,616

Metals & Mining – 1.1%
25,576	Freeport-McMoRan, Inc.	1,141,201
11,773	Nucor Corp.	1,989,873
6,905	Steel Dynamics, Inc.	833,019

		3,964,093

Multiline Retail – 0.8%
134,342	Macy’s, Inc.	3,174,501

Multi-Utilities – 1.1%
46,154	CMS Energy Corp.	2,916,471
18,991	Public Service Enterprise Group, Inc.	1,176,113

		4,092,584

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 7.2%
4,945	APA Corp.	$ 219,212
20,705	Chevron Corp.	3,603,084
15,219	ConocoPhillips	1,854,740
1,110	EOG Resources, Inc.	146,798
47,438	Exxon Mobil Corp.	5,503,282
235,314	Kinder Morgan, Inc.	4,306,246
49,853	Marathon Oil Corp.	1,369,462
13,047	Marathon Petroleum Corp.	1,676,800
16,638	Pioneer Natural Resources Co.	3,832,563
137,080	Williams Cos., Inc. (The)	4,419,459

		26,931,646

Pharmaceuticals – 6.4%
84,119	Bristol-Myers Squibb Co.	6,111,245
50,935	Elanco Animal Health, Inc.*	699,338
7,962	Jazz Pharmaceuticals PLC*	1,247,327
72,477	Johnson & Johnson	11,844,191
75,657	Pfizer, Inc.	3,341,013
22,566	Royalty Pharma PLC, Class A	884,362

		24,127,476

Professional Services – 0.4%
20,330	CoStar Group, Inc.*	1,583,707

Road & Rail – 2.2%
146,251	CSX Corp.	4,522,081
30,364	Knight-Swift Transportation Holdings, Inc.	1,794,512
20,162	Ryder System, Inc.	1,903,495

		8,220,088

Semiconductors & Semiconductor Equipment – 1.0%
9,801	Analog Devices, Inc.	1,680,578
6,694	Microchip Technology, Inc.	519,588
2,875	NXP Semiconductors NV (China)	529,891
12,928	ON Semiconductor Corp.*	949,562

		3,679,619

Software – 2.8%
7,971	Adobe, Inc.*	2,951,980
9,060	Fortinet, Inc.*	474,200
27,302	NCR Corp.*	748,621
13,280	Palo Alto Networks, Inc.*	2,106,739
5,976	Roper Technologies, Inc.	2,550,258

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
2,912	ServiceNow, Inc.*	$ 1,325,339
6,580	Zoom Video Communications, Inc., Class A*	493,500

		10,650,637

Specialty Retail – 0.5%
693	AutoZone, Inc.*	1,690,123

Technology Hardware, Storage & Peripherals – 1.1%
257,140	Hewlett Packard Enterprise Co.	4,147,668

Thrifts & Mortgage Finance – 0.1%
38,071	MGIC Investment Corp.	537,563

Tobacco – 3.3%
119,845	Altria Group, Inc.	5,397,819
66,707	Philip Morris International, Inc.	6,953,537

		12,351,356

TOTAL INVESTMENTS – 99.2% (Cost $340,496,576)		$372,801,291

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		2,960,100

NET ASSETS – 100.0%		$375,761,391

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 1.4%
48,234	Kratos Defense & Security Solutions, Inc.*	$ 552,279
2,110	Moog, Inc., Class A	201,125
16,975	National Presto Industries, Inc.	1,300,455
55,483	Parsons Corp.*	2,414,620
137,219	Triumph Group, Inc.*	1,562,925

		6,031,404

Airlines – 0.0%
7,669	Frontier Group Holdings, Inc.*	96,476
6,222	Sun Country Airlines Holdings, Inc.*	116,165

		212,641

Auto Components – 0.8%
49,209	Adient PLC*	2,215,389
8,308	LCI Industries	932,324
10,553	Luminar Technologies, Inc.*	70,389
4,272	Modine Manufacturing Co.*	102,058

		3,320,160

Banks – 5.9%
14,907	1st Source Corp.	733,275
29,996	Amalgamated Financial Corp.	688,408
38,572	Ameris Bancorp	1,819,056
34,315	Associated Banc-Corp.	768,999
9,624	BancFirst Corp.	828,915
6,477	BayCom Corp.	130,253
1,199	Business First Bancshares, Inc.	24,867
3,309	Cadence Bank	84,644
2,343	Capital Bancorp, Inc.	50,375
3,767	Carter Bankshares, Inc.*	62,608
87,619	Central Pacific Financial Corp.	1,980,189
13,071	Community Bank System, Inc.	754,327
13,684	CrossFirst Bankshares, Inc.*	184,734
1,821	Esquire Financial Holdings, Inc.	84,749
76,230	First BanCorp. (Puerto Rico)	1,025,294
6,945	First Bancorp, Inc. (The)	205,989
34,902	First Financial Bankshares, Inc.	1,243,209
2,006	Glacier Bancorp, Inc.	91,454
1,097	Great Southern Bancorp, Inc.	64,109
16,739	Guaranty Bancshares, Inc.	552,052
43,886	Hancock Whitney Corp.	2,259,251
79,758	Hanmi Financial Corp.	1,857,564

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
7,825	HomeTrust Bancshares, Inc.	$ 211,275
160,079	Hope Bancorp, Inc.	2,063,418
8,181	Independent Bank Corp.	181,373
55,456	International Bancshares Corp.	2,599,223
2,017	Live Oak Bancshares, Inc.	69,042
8,581	Metrocity Bankshares, Inc.	173,508
15,969	Northeast Bank	753,737
7,790	Origin Bancorp, Inc.	292,125
29,577	PCB Bancorp	549,245
16,683	Renasant Corp.	593,581
6,729	Southern First Bancshares, Inc.*	283,224
4,364	SouthState Corp.	347,374
7,118	UMB Financial Corp.	641,972
34,399	Veritex Holdings, Inc.	968,332
1,215	Westamerica BanCorp	67,505

		25,289,255

Beverages – 1.3%
7,073	Celsius Holdings, Inc.*	709,563
3,678	Coca-Cola Consolidated, Inc.	1,863,937
3,586	National Beverage Corp.*	158,501
176,595	Primo Water Corp.	2,763,712

		5,495,713

Biotechnology – 6.5%
34,475	ACADIA Pharmaceuticals, Inc.*	656,059
62,743	Affimed NV (Germany)*	80,938
27,464	Alector, Inc.*	242,232
21,264	ALX Oncology Holdings, Inc.*	197,755
123,364	Amicus Therapeutics, Inc.*	1,608,667
23,989	Apellis Pharmaceuticals, Inc.*	1,264,940
23,152	Arcus Biosciences, Inc.*	500,778
39,782	Aurinia Pharmaceuticals, Inc. (Canada)*	360,027
4,834	Avidity Biosciences, Inc.*	114,566
38,537	BioCryst Pharmaceuticals, Inc.*	406,565
57,544	Catalyst Pharmaceuticals, Inc.*	891,357
5,443	Celldex Therapeutics, Inc.*	239,819
15,469	Day One Biopharmaceuticals, Inc.*	336,760
5,824	Deciphera Pharmaceuticals, Inc.*	99,066
21,462	Denali Therapeutics, Inc.*	649,655
17,785	Design Therapeutics, Inc.*	139,612
25,790	Eagle Pharmaceuticals, Inc.*	875,313

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
21,068	Enanta Pharmaceuticals, Inc.*	$ 1,124,610
43,911	Erasca, Inc.*	175,644
45,602	Generation Bio Co.*	269,052
52,478	Gossamer Bio, Inc.*	138,542
75,514	Heron Therapeutics, Inc.*	204,643
12,196	IGM Biosciences, Inc.*	277,215
71,590	ImmunoGen, Inc.*	329,314
26,860	Insmed, Inc.*	578,296
6,900	Intellia Therapeutics, Inc.*	292,836
36,497	Intercept Pharmaceuticals, Inc.*	666,435
113,575	Iovance Biotherapeutics, Inc.*	904,057
73,017	Ironwood Pharmaceuticals, Inc.*	841,156
8,236	iTeos Therapeutics, Inc.*	172,132
57,583	KalVista Pharmaceuticals, Inc.*	458,361
5,951	Karuna Therapeutics, Inc.*	1,186,570
19,533	Keros Therapeutics, Inc.*	1,144,048
47,559	Kiniksa Pharmaceuticals Ltd., Class A*	687,703
41,133	Kodiak Sciences, Inc.*	332,355
26,930	Kura Oncology, Inc.*	372,173
2,494	Madrigal Pharmaceuticals, Inc.*	718,895
7,929	MeiraGTx Holdings PLC*	66,286
5,700	Monte Rosa Therapeutics, Inc.*	42,180
5,840	Morphic Holding, Inc.*	191,143
39,084	Nurix Therapeutics, Inc.*	480,342
3,115	PepGen, Inc.*	48,656
41,462	PMV Pharmaceuticals, Inc.*	339,988
69,755	Praxis Precision Medicines, Inc.*	347,380
5,513	Prometheus Biosciences, Inc.*	626,608
33,705	PTC Therapeutics, Inc.*	1,546,722
7,859	Rallybio Corp.*	54,541
4,977	RAPT Therapeutics, Inc.*	144,582
5,776	Replimune Group, Inc.*	160,862
4,525	Sage Therapeutics, Inc.*	200,639
60,141	Sana Biotechnology, Inc.*	274,243
132,824	Sutro Biopharma, Inc.*	961,646
5,171	Twist Bioscience Corp.*	148,356
162,728	Vanda Pharmaceuticals, Inc.*	1,249,751
6,148	Vaxcyte, Inc.*	278,812
15,130	Veracyte, Inc.*	380,217
3,373	Vericel Corp.*	92,656
10,910	Vir Biotechnology, Inc.*	322,391

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
9,785	Viridian Therapeutics, Inc.*	$ 357,348

		27,853,495

Building Products – 0.5%
972	CSW Industrials, Inc.	131,424
2,049	Insteel Industries, Inc.	61,450
2,555	Simpson Manufacturing Co., Inc.	273,666
80,197	Zurn Elkay Water Solutions Corp.	1,753,106

		2,219,646

Capital Markets – 1.4%
11,004	Hamilton Lane, Inc., Class A	856,772
34,844	Oppenheimer Holdings, Inc., Class A	1,658,923
27,079	PJT Partners, Inc., Class A	2,167,132
51,081	Victory Capital Holdings, Inc., Class A	1,514,041

		6,196,868

Chemicals – 2.4%
10,898	Aspen Aerogels, Inc.*	114,429
1,210	Cabot Corp.	91,149
117,574	Diversey Holdings Ltd.*	713,674
37,466	HB Fuller Co.	2,588,901
22,287	Innospec, Inc.	2,518,877
38,366	LSB Industries, Inc.*	487,632
42,934	Minerals Technologies, Inc.	2,981,766
37,802	Tronox Holdings PLC	648,304

		10,144,732

Commercial Services & Supplies – 0.8%
28,429	Brady Corp., Class A	1,520,099
36,467	BrightView Holdings, Inc.*	289,913
73,219	Ennis, Inc.	1,555,171
257	Heritage-Crystal Clean, Inc.*	9,560

		3,374,743

Communications Equipment – 0.7%
13,501	Calix, Inc.*	710,692
9,120	Clearfield, Inc.*	651,715
15,522	Extreme Networks, Inc.*	279,862
30,418	NetScout Systems, Inc.*	976,418

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
20,777	Viavi Solutions, Inc.*	$ 234,780

		2,853,467

Construction & Engineering – 1.5%
12,977	Arcosa, Inc.	769,147
15,192	Comfort Systems USA, Inc.	1,838,840
10,387	Dycom Industries, Inc.*	990,608
45,846	Fluor Corp.*	1,684,840
26,316	Primoris Services Corp.	700,006
27,756	Tutor Perini Corp.*	254,522

		6,237,963

Construction Materials – 0.8%
101,463	Summit Materials, Inc., Class A*	3,334,074
412	United States Lime & Minerals, Inc.	62,542

		3,396,616

Consumer Finance – 1.4%
126,463	EZCORP, Inc., Class A*	1,152,078
34,068	FirstCash Holdings, Inc.	3,140,388
24,233	LendingClub Corp.*	234,818
2,190	LendingTree, Inc.*	86,855
3,488	Nelnet, Inc., Class A	333,069
23,400	Regional Management Corp.	807,066
1,855	World Acceptance Corp.*	177,561

		5,931,835

Diversified Consumer Services – 0.8%
25,750	Chegg, Inc.*	534,570
11,378	Duolingo, Inc.*	1,086,485
46,300	Laureate Education, Inc.	508,374
31,571	Stride, Inc.*	1,355,343

		3,484,772

Diversified Financial Services – 0.9%
2,254	Alerus Financial Corp.	46,388
57,740	A-Mark Precious Metals, Inc.	2,222,990
87,123	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,501,129

		3,770,507

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.3%
328,472	Globalstar, Inc.*	$ 463,146
15,802	Iridium Communications, Inc.*	945,592
4,236	Ooma, Inc.*	60,871

		1,469,609

Electrical Equipment – 2.8%
45,594	Array Technologies, Inc.*	1,013,555
28,662	Atkore, Inc.*	3,733,225
26,278	Bloom Energy Corp., Class A*	655,110
20,569	Encore Wire Corp.	3,320,454
56,391	GrafTech International Ltd.	368,797
31,249	Powell Industries, Inc.	1,240,585
27,204	Shoals Technologies Group, Inc., Class A*	758,720
14,436	Stem, Inc.*	142,339
7,459	SunPower Corp.*	130,010
9,406	Thermon Group Holdings, Inc.*	217,467
32,455	TPI Composites, Inc.*	423,538

		12,003,800

Electronic Equipment, Instruments & Components – 2.6%
7,234	Advanced Energy Industries, Inc.	670,881
12,997	Belden, Inc.	1,053,927
5,197	Benchmark Electronics, Inc.	145,464
18,336	CTS Corp.	816,135
30,600	ePlus, Inc.*	1,523,268
17,492	Fabrinet (Thailand)*	2,302,997
593	Novanta, Inc.*	95,752
8,930	PC Connection, Inc.	437,838
1,842	Sanmina Corp.*	112,233
73,123	TTM Technologies, Inc.*	1,149,493
38,005	Vishay Intertechnology, Inc.	869,934
43,659	Vishay Precision Group, Inc.*	1,885,196

		11,063,118

Energy Equipment & Services – 1.6%
11,679	Borr Drilling Ltd. (Mexico)*	69,490
17,784	Cactus, Inc., Class A	962,292
2,883	Dril-Quip, Inc.*	88,537
53,103	Liberty Energy, Inc.	840,620
6,305	Nabors Industries Ltd.*	1,119,390
96,102	NexTier Oilfield Solutions, Inc.*	905,281
6,746	Oceaneering International, Inc.*	144,027

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
86,292	Oil States International, Inc.*	$ 738,660
26,016	Patterson-UTI Energy, Inc.	437,069
132,704	RPC, Inc.	1,316,424
15,504	Select Energy Services, Inc., Class A	136,125
12,213	TETRA Technologies, Inc.*	48,363
14,935	US Silica Holdings, Inc.*	182,804

		6,989,082

Entertainment – 0.0%
3,486	IMAX Corp.*	59,262

Equity Real Estate Investment Trusts (REITs) – 6.3%
2,004	Alexander & Baldwin, Inc. REIT	40,120
9,191	Apple Hospitality REIT, Inc. REIT	162,956
49,064	Brandywine Realty Trust REIT	321,860
182,012	Chatham Lodging Trust REIT	2,586,391
14,046	City Office REIT, Inc. REIT	138,213
12,817	Community Healthcare Trust, Inc. REIT	549,593
252,041	DiamondRock Hospitality Co. REIT	2,427,155
54,880	Equity Commonwealth REIT	1,400,538
5,066	Essential Properties Realty Trust, Inc. REIT	129,082
2,414	Four Corners Property Trust, Inc. REIT	69,427
32,968	Hersha Hospitality Trust, Class A REIT	303,306
125,340	Independence Realty Trust, Inc. REIT	2,360,152
130,166	LXP Industrial Trust REIT	1,503,417
22,115	Macerich Co. (The) REIT	303,860
53,748	NexPoint Residential Trust, Inc. REIT	2,714,274
159,690	Outfront Media, Inc. REIT	3,177,831
225,878	RLJ Lodging Trust REIT	2,839,286
108,420	STAG Industrial, Inc. REIT	3,859,752
6,522	Tanger Factory Outlet Centers, Inc. REIT	124,635
18,026	Terreno Realty Corp. REIT	1,161,415
4,247	UMH Properties, Inc. REIT	76,106
127,360	Uniti Group, Inc. REIT	839,302

		27,088,671

Food & Staples Retailing – 0.5%
36,009	Chefs’ Warehouse, Inc. (The)*	1,376,624
7,769	PriceSmart, Inc.	577,314

		1,953,938

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.9%
5,330	Fresh Del Monte Produce, Inc.	$ 152,438
35,534	Hostess Brands, Inc.*	821,901
28,023	John B. Sanfilippo & Son, Inc.	2,368,224
86,179	SunOpta, Inc. (Canada)*	704,083

		4,046,646

Gas Utilities – 0.8%
39,479	ONE Gas, Inc.	3,251,490

Health Care Equipment & Supplies – 3.6%
23,274	AngioDynamics, Inc.*	303,027
36,662	Artivion, Inc.*	478,072
19,589	AtriCure, Inc.*	847,812
15,969	Avanos Medical, Inc.*	489,290
13,428	Axonics, Inc.*	824,479
65,960	Cerus Corp.*	207,114
19,247	Inari Medical, Inc.*	1,098,041
9,830	Inspire Medical Systems, Inc.*	2,487,580
3,087	iRadimed Corp.	115,454
6,535	Lantheus Holdings, Inc.*	375,763
17,645	LeMaitre Vascular, Inc.	832,491
30,074	LivaNova PLC*	1,690,159
34,578	Nevro Corp.*	1,269,704
20,013	NuVasive, Inc.*	912,593
8,406	Shockwave Medical, Inc.*	1,579,740
31,827	Surmodics, Inc.*	894,657
1,991	TransMedics Group, Inc.*	125,473
7,123	Utah Medical Products, Inc.	656,242
11,488	Varex Imaging Corp.*	246,877

		15,434,568

Health Care Providers & Services – 3.6%
7,929	AdaptHealth Corp.*	169,919
21,392	AirSculpt Technologies, Inc.	124,501
8,551	AMN Healthcare Services, Inc.*	819,528
1,797	Apollo Medical Holdings, Inc.*	64,045
80,985	Brookdale Senior Living, Inc.*	233,237
140,159	Cano Health, Inc.*	193,419
13,369	Castle Biosciences, Inc.*	362,033
159,611	Community Health Systems, Inc.*	833,169
2,862	CorVel Corp.*	509,894
32,161	Ensign Group, Inc. (The)	2,999,013

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
24,844	HealthEquity, Inc.*	$ 1,511,757
54,047	Hims & Hers Health, Inc.*	447,509
59,308	Joint Corp. (The)*	1,077,626
16,777	National HealthCare Corp.	998,903
90,607	OPKO Health, Inc.*	116,883
51,449	Option Care Health, Inc.*	1,485,333
28,472	Pennant Group, Inc. (The)*	368,428
38,620	PetIQ, Inc.*	457,261
49,457	Select Medical Holdings Corp.	1,437,715
31,960	Surgery Partners, Inc.*	1,061,072

		15,271,245

Health Care Technology – 0.4%
3,068	Computer Programs and Systems, Inc.*	90,138
40,242	Health Catalyst, Inc.*	559,364
13,351	HealthStream, Inc.*	322,827
16,852	Phreesia, Inc.*	631,781

		1,604,110

Hotels, Restaurants & Leisure – 3.0%
2,010	BJ’s Restaurants, Inc.*	63,456
11,373	Bloomin’ Brands, Inc.	275,795
23,469	Chuy’s Holdings, Inc.*	803,344
41,403	Dave & Buster’s Entertainment, Inc.*	1,794,820
93,132	Everi Holdings, Inc.*	1,617,703
58,584	First Watch Restaurant Group, Inc.*	949,061
47,788	Hilton Grand Vacations, Inc.*	2,263,240
25,367	International Game Technology PLC	670,957
4,999	Kura Sushi USA, Inc., Class A*	310,638
8,670	Noodles & Co.*	54,534
40,536	Portillo’s, Inc., Class A*	914,492
56,118	Red Rock Resorts, Inc., Class A	2,525,871
2,282	Shake Shack, Inc., Class A*	129,800
24,054	Target Hospitality Corp.*	369,349

		12,743,060

Household Durables – 2.2%
2,675	Cavco Industries, Inc.*	711,817
11,334	Dream Finders Homes, Inc., Class A*	143,262
29,835	Installed Building Products, Inc.	3,284,535
483	iRobot Corp.*	21,735
16,766	LGI Homes, Inc.*	1,908,809

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
38,935	M/I Homes, Inc.*	$ 2,328,313
11,337	Meritage Homes Corp.*	1,220,882

		9,619,353

Independent Power and Renewable Electricity Producers – 0.1%
20,106	Montauk Renewables, Inc.*	223,378

Insurance – 4.7%
70,028	American Equity Investment Life Holding Co.	3,336,834
36,681	AMERISAFE, Inc.	2,020,389
20,601	BRP Group, Inc., Class A*	590,219
118,172	CNO Financial Group, Inc.	3,044,111
65,254	Employers Holdings, Inc.	2,862,693
116,542	Genworth Financial, Inc., Class A*	643,312
64,300	Goosehead Insurance, Inc., Class A*	2,510,915
5,347	Kinsale Capital Group, Inc.	1,488,819
1,358	National Western Life Group, Inc., Class A	375,894
34,869	Palomar Holdings, Inc.*	1,782,154
33,179	Stewart Information Services Corp.	1,584,961

		20,240,301

Interactive Media & Services – 0.9%
22,396	Bumble, Inc., Class A*	576,697
40,191	DHI Group, Inc.*	238,735
31,424	Shutterstock, Inc.	2,365,284
147,258	Vimeo, Inc.*	668,551

		3,849,267

Internet & Direct Marketing Retail – 0.6%
57,832	aka Brands Holding Corp.*	87,905
60,154	CarParts.com, Inc.*	410,251
17,797	Qurate Retail, Inc.Series A*	45,916
242,981	RealReal, Inc. (The)*	444,655
31,570	Revolve Group, Inc.*	901,008
16,313	Xometry, Inc., Class A*	571,281

		2,461,016

IT Services – 2.1%
17,389	Brightcove, Inc.*	110,246
70,286	EVERTEC, Inc. (Puerto Rico)	2,596,365
12,675	ExlService Holdings, Inc.*	2,162,355
11,263	Hackett Group, Inc. (The)	248,912

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
33,324	I3 Verticals, Inc., Class A*	$ 963,730
24,890	IBEX Holdings Ltd.*	664,314
13,695	Payoneer Global, Inc.*	81,622
8,851	Perficient, Inc.*	656,213
14,802	Rackspace Technology, Inc.*	44,406
73,848	Sabre Corp.*	502,905
8,555	Squarespace, Inc., Class A*	202,925
78,434	StoneCo Ltd., Class A (Brazil)*	875,324

		9,109,317

Leisure Products – 0.4%
27,565	Malibu Boats, Inc., Class A*	1,670,164
878	Sturm Ruger & Co., Inc.	49,958

		1,720,122

Life Sciences Tools & Services – 1.1%
100,342	Adaptive Biotechnologies Corp.*	930,170
7,672	CryoPort, Inc.*	175,152
14,064	Medpace Holdings, Inc.*	3,109,128
46,220	NanoString Technologies, Inc.*	489,008

		4,703,458

Machinery – 2.9%
6,937	Chart Industries, Inc.*	929,419
1,684	CIRCOR International, Inc.*	46,563
17,939	Columbus McKinnon Corp.	644,907
7,246	Douglas Dynamics, Inc.	292,811
13,262	Energy Recovery, Inc.*	293,488
22,217	Enerpac Tool Group Corp.	589,639
17,839	Evoqua Water Technologies Corp.*	865,370
26,373	Franklin Electric Co., Inc.	2,381,482
3,354	Lindsay Corp.	525,304
4,470	Miller Industries, Inc.	129,675
50,288	Mueller Industries, Inc.	3,296,378
54,145	Titan International, Inc.*	903,680
51,798	Wabash National Corp.	1,334,316
1,989	Watts Water Technologies, Inc., Class A	325,241

		12,558,273

Marine – 0.9%
210,514	Costamare, Inc. (Monaco)	2,136,717
63,985	Golden Ocean Group Ltd. (Norway)	612,977

Shares	Description	Value

Common Stocks – (continued)
Marine – (continued)
396,870	Safe Bulkers, Inc. (Greece)	$ 1,305,702

		4,055,396

Media – 2.1%
113,287	Clear Channel Outdoor Holdings, Inc.*	216,378
1,248	Daily Journal Corp.*	381,888
96,765	EW Scripps Co. (The), Class A*	1,446,637
66,067	Gray Television, Inc.	856,228
10,090	Integral Ad Science Holding Corp.*	103,725
15,292	Magnite, Inc.*	184,727
7,661	PubMatic, Inc., Class A*	117,443
37,840	Scholastic Corp.	1,674,042
53,767	Sinclair Broadcast Group, Inc., Class A	1,109,213
43,192	TechTarget, Inc.*	2,139,300
30,407	Thryv Holdings, Inc.*	680,205

		8,909,786

Metals & Mining – 1.9%
4,281	Alpha Metallurgical Resources, Inc.	688,941
40,344	ATI, Inc.*	1,468,118
9,288	Carpenter Technology Corp.	448,518
342,668	Coeur Mining, Inc.*	1,332,979
45,024	Constellium SE*	654,199
6,954	Haynes International, Inc.	387,268
21,252	Novagold Resources, Inc. (Canada)*	134,100
4,397	Ryerson Holding Corp.	167,833
42,679	TimkenSteel Corp.*	839,496
53,476	Warrior Met Coal, Inc.	2,025,671

		8,147,123

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
3,870	Apollo Commercial Real Estate Finance, Inc. REIT	47,098
79,120	BrightSpire Capital, Inc. REIT	602,894
23,883	Broadmark Realty Capital, Inc. REIT	104,608
44,894	Chimera Investment Corp. REIT	327,277
2,017	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	74,447
13,513	MFA Financial, Inc. REIT	160,670
53,358	Nexpoint Real Estate Finance, Inc. REIT	1,016,470

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
7,270	PennyMac Mortgage Investment Trust REIT	$ 110,868

		2,444,332

Multiline Retail – 0.0%
143	Dillard’s, Inc., Class A	56,243

Oil, Gas & Consumable Fuels – 6.2%
83,750	Ardmore Shipping Corp. (Ireland)*	1,226,938
10,680	Chord Energy Corp.	1,530,764
48,287	Civitas Resources, Inc.	3,213,500
85,603	Comstock Resources, Inc.	1,040,076
7,044	CONSOL Energy, Inc.	407,355
18,134	DHT Holdings, Inc.	155,408
120,363	Equitrans Midstream Corp.	872,632
3,137	Frontline PLC (Norway)	43,385
113,821	Golar LNG Ltd. (Cameroon)*	2,667,964
36,912	International Seaways, Inc.	1,433,662
85,911	Kosmos Energy Ltd. (Ghana)*	679,556
115,016	Magnolia Oil & Gas Corp., Class A	2,715,528
15,953	Matador Resources Co.	1,055,450
9,396	Murphy Oil Corp.	409,760
47,325	Nordic American Tankers Ltd.	143,868
12,174	PBF Energy, Inc., Class A	511,186
14,213	Peabody Energy Corp.*	396,401
2,665	SandRidge Energy, Inc.*	42,134
56,082	Scorpio Tankers, Inc. (Monaco)	2,684,645
145,514	SFL Corp. Ltd. (Norway)	1,481,333
5,320	Sitio Royalties Corp., Class A	141,352
37,711	SM Energy Co.	1,239,561
1,804	Talos Energy, Inc.*	35,737
55,365	Teekay Corp. (Bermuda)*	269,074
50,799	Teekay Tankers Ltd., Class A (Canada)*	1,559,021
1,454	Vital Energy, Inc.*	81,831
72,756	W&T Offshore, Inc.*	452,542

		26,490,663

Paper & Forest Products – 0.1%
1,769	Clearwater Paper Corp.*	68,301
5,904	Sylvamo Corp.	280,617

		348,918

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.8%
83,817	Beauty Health Co. (The)*	$ 955,514
41,688	elf Beauty, Inc.*	2,399,144
14,858	Herbalife Nutrition Ltd.*	261,055

		3,615,713

Pharmaceuticals – 1.3%
3,069	Aclaris Therapeutics, Inc.*	51,866
129,335	Amneal Pharmaceuticals, Inc.*	284,537
25,538	Amphastar Pharmaceuticals, Inc.*	772,780
15,189	Arvinas, Inc.*	497,744
13,123	Atea Pharmaceuticals, Inc.*	60,759
8,428	Axsome Therapeutics, Inc.*	632,100
992	Cassava Sciences, Inc.*	27,776
9,562	DICE Therapeutics, Inc.*	303,785
4,952	Edgewise Therapeutics, Inc.*	50,659
45,101	Esperion Therapeutics, Inc.*	286,842
15,773	Harmony Biosciences Holdings, Inc.*	759,785
93,694	Phibro Animal Health Corp., Class A	1,442,888
76,582	SIGA Technologies, Inc.	561,346

		5,732,867

Professional Services – 1.7%
67,475	Alight, Inc., Class A*	633,590
49,872	CBIZ, Inc.*	2,373,409
32,960	Exponent, Inc.	3,379,718
1,738	First Advantage Corp.*	24,124
5,583	Forrester Research, Inc.*	206,906
9,822	Franklin Covey Co.*	455,741
5,594	Red Violet, Inc.*	132,997

		7,206,485

Real Estate Management & Development – 0.5%
3,736	Kennedy-Wilson Holdings, Inc.	66,800
56,045	Newmark Group, Inc., Class A	480,306
8,624	Redfin Corp.*	64,507
34,816	St Joe Co. (The)	1,639,833

		2,251,446

Road & Rail – 0.5%
2,350	ArcBest Corp.	196,108

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
92,447	Marten Transport Ltd.	$ 2,042,154

		2,238,262

Semiconductors & Semiconductor Equipment – 1.5%
5,324	Ambarella, Inc.*	478,309
9,470	Axcelis Technologies, Inc.*	1,041,227
17,936	Cohu, Inc.*	647,131
13,348	Diodes, Inc.*	1,190,508
24,953	FormFactor, Inc.*	702,177
4,076	Impinj, Inc.*	528,983
41,251	MaxLinear, Inc.*	1,699,541
694	Synaptics, Inc.*	86,771

		6,374,647

Software – 6.3%
41,875	8x8, Inc.*	197,231
41,410	A10 Networks, Inc.	641,027
32,455	Alarm.com Holdings, Inc.*	1,739,588
45,312	American Software, Inc., Class A	689,196
49,911	Amplitude, Inc., Class A*	717,720
587	Appfolio, Inc., Class A*	65,938
7,598	Appian Corp., Class A*	314,291
37,976	Asana, Inc., Class A*	588,628
13,174	Blackbaud, Inc.*	819,555
2,893	Blackline, Inc.*	207,717
65,495	Cleanspark, Inc.*	207,619
66,415	Clear Secure, Inc., Class A	2,084,767
44,502	CommVault Systems, Inc.*	2,769,359
17,813	Consensus Cloud Solutions, Inc.*	1,046,870
3,719	Domo, Inc., Class B*	57,682
15,057	Ebix, Inc.	286,986
45,273	Instructure Holdings, Inc.*	1,223,729
783	MicroStrategy, Inc., Class A*	197,105
13,312	Model N, Inc.*	527,954
30,026	Momentive Global, Inc.*	231,500
29,737	PagerDuty, Inc.*	885,865
48,078	PROS Holdings, Inc.*	1,211,566
48,370	Q2 Holdings, Inc.*	1,582,666
15,500	Sapiens International Corp. NV (Israel)	351,230
22,980	Sprout Social, Inc., Class A*	1,470,031
21,460	SPS Commerce, Inc.*	2,920,277
11,225	Tenable Holdings, Inc.*	451,582

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
27,373	Workiva, Inc.*	$ 2,368,586
104,197	Yext, Inc.*	724,169
27,182	Zeta Global Holdings Corp., Class A*	246,813
45,359	Zuora, Inc., Class A*	359,243

		27,186,490

Specialty Retail – 1.7%
4,270	Aaron’s Co., Inc. (The)	62,556
23,027	Abercrombie & Fitch Co., Class A*	666,862
23,674	Academy Sports & Outdoors, Inc.	1,383,035
26,080	Arko Corp.	218,811
10,103	Boot Barn Holdings, Inc.*	843,499
23,653	Buckle, Inc. (The)	1,040,732
11,361	Caleres, Inc.	295,613
5,391	Cato Corp. (The), Class A	53,587
5,891	Murphy USA, Inc.	1,602,529
8,264	Sally Beauty Holdings, Inc.*	128,753
698	Signet Jewelers Ltd.	53,613
7,536	Sonic Automotive, Inc., Class A	404,759
15,531	Urban Outfitters, Inc.*	425,394

		7,179,743

Technology Hardware, Storage & Peripherals – 0.7%
19,359	Corsair Gaming, Inc.*	304,517
36,592	Super Micro Computer, Inc.*	2,646,699

		2,951,216

Textiles, Apparel & Luxury Goods – 0.5%
13,238	Crocs, Inc.*	1,611,991
45,910	Fossil Group, Inc.*	260,769
3,117	Movado Group, Inc.	110,217

		1,982,977

Thrifts & Mortgage Finance – 1.7%
50,412	Axos Financial, Inc.*	2,425,825
3,912	Home Bancorp, Inc.	150,221
54,279	Merchants Bancorp	1,561,607
5,880	Mr Cooper Group, Inc.*	270,421
42,740	Radian Group, Inc.	944,554
49,310	TrustCo Bank Corp.	1,770,722

		7,123,350

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 2.0%
13,101	Applied Industrial Technologies, Inc.	$ 1,876,194
1,973	DXP Enterprises, Inc.*	59,782
1,661	GMS, Inc.*	98,531
25,702	H&E Equipment Services, Inc.	1,307,975
139,573	MRC Global, Inc.*	1,898,193
129,932	NOW, Inc.*	1,824,245
27,080	Titan Machinery, Inc.*	1,189,895
2,224	Veritiv Corp.	278,089

		8,532,904

TOTAL COMMON STOCKS (Cost $389,176,075)		$426,105,462

Shares	Dividend Rate	Value

INVESTMENT COMPANY – 0.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
35	4.237%	$ 35
(Cost $35)

TOTAL INVESTMENTS – 99.5% (Cost $389,176,110)		$426,105,497

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,973,538

NET ASSETS – 100.0%		$428,079,035

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	1	03/17/23	$96,970	$2,057

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 0.2%
20,735	Triumph Group, Inc.*	$ 236,172

Airlines – 0.2%
10,486	Frontier Group Holdings, Inc.*	131,914
7,232	Joby Aviation, Inc.*(a)	31,965
6,534	Sun Country Airlines Holdings, Inc.*	121,990

		285,869

Auto Components – 0.8%
6,225	Adient PLC*	280,249
4,972	LCI Industries	557,958
16,355	Luminar Technologies, Inc.*(a)	109,088

		947,295

Automobiles – 0.1%
9,880	Fisker, Inc.*(a)	73,606

Banks – 0.9%
1,187	BancFirst Corp.	102,236
5,366	Esquire Financial Holdings, Inc.	249,734
19,825	First Financial Bankshares, Inc.	706,166

		1,058,136

Beverages – 1.1%
4,716	Celsius Holdings, Inc.*	473,109
1,420	Coca-Cola Consolidated, Inc.	719,628
1,881	National Beverage Corp.*	83,140

		1,275,877

Biotechnology – 7.4%
20,216	ACADIA Pharmaceuticals, Inc.*	384,710
15,530	Affimed NV (Germany)*	20,034
1,018	Albireo Pharma, Inc.*	45,464
13,096	Alector, Inc.*	115,507
61,680	Amicus Therapeutics, Inc.*	804,307
3,719	Anavex Life Sciences Corp.*(a)	40,425
12,514	Apellis Pharmaceuticals, Inc.*	659,863
6,456	Arrowhead Pharmaceuticals, Inc.*	225,895

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
14,174	Aurinia Pharmaceuticals, Inc. (Canada)*	$ 128,275
2,650	Beam Therapeutics, Inc.*	115,142
8,014	BioCryst Pharmaceuticals, Inc.*	84,548
24,341	Catalyst Pharmaceuticals, Inc.*	377,042
13,725	Denali Therapeutics, Inc.*	415,456
10,964	Eagle Pharmaceuticals, Inc.*	372,118
7,815	Fate Therapeutics, Inc.*	46,577
34,062	Gossamer Bio, Inc.*(a)	89,924
406	Halozyme Therapeutics, Inc.*	21,019
30,253	Heron Therapeutics, Inc.*	81,986
3,867	IGM Biosciences, Inc.*	87,897
486	Inhibrx, Inc.*	12,150
17,426	Insmed, Inc.*	375,182
11,578	Intercept Pharmaceuticals, Inc.*	211,414
8,556	Iovance Biotherapeutics, Inc.*	68,106
29,218	Ironwood Pharmaceuticals, Inc.*	336,591
4,937	IVERIC bio, Inc.*	114,045
7,086	KalVista Pharmaceuticals, Inc.*	56,404
3,179	Karuna Therapeutics, Inc.*	633,861
12,716	Karyopharm Therapeutics, Inc.*	41,963
8,430	Keros Therapeutics, Inc.*	493,745
18,780	Kiniksa Pharmaceuticals Ltd., Class A*	271,559
1,381	Madrigal Pharmaceuticals, Inc.*	398,073
3,447	Morphic Holding, Inc.*	112,820
11,158	Praxis Precision Medicines, Inc.*	55,567
11,610	Precigen, Inc.*	18,808
3,397	Prometheus Biosciences, Inc.*	386,103
10,182	PTC Therapeutics, Inc.*	467,252
1,193	RAPT Therapeutics, Inc.*	34,657
24,670	Rigel Pharmaceuticals, Inc.*	40,459
16,171	Sutro Biopharma, Inc.*	117,078
7,651	Vaxcyte, Inc.*	346,973
4,547	Vericel Corp.*	124,906
3,123	Viridian Therapeutics, Inc.*	114,052
2,871	Y-mAbs Therapeutics, Inc.*	12,891

		8,960,848

Building Products – 1.3%
4,503	CSW Industrials, Inc.	608,851

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
4,258	Janus International Group, Inc.*	$ 46,838
1,128	Simpson Manufacturing Co., Inc.	120,820
1,868	UFP Industries, Inc.	174,751
27,157	Zurn Elkay Water Solutions Corp.	593,652

		1,544,912

Capital Markets – 1.3%
2,401	Focus Financial Partners, Inc., Class A*	108,405
5,380	Hamilton Lane, Inc., Class A	418,887
728	Houlihan Lokey, Inc.	72,123
10,358	PJT Partners, Inc., Class A	828,951
4,269	Victory Capital Holdings, Inc., Class A	126,533

		1,554,899

Chemicals – 1.6%
12,864	Aspen Aerogels, Inc.*	135,072
2,534	Cabot Corp.	190,886
65,286	Diversey Holdings Ltd.*	396,286
10,494	HB Fuller Co.	725,135
1,799	Innospec, Inc.	203,323
6,349	Livent Corp.*	164,566
13,263	LSB Industries, Inc.*	168,573

		1,983,841

Commercial Services & Supplies – 0.1%
1,515	Brady Corp., Class A	81,007
1,825	HNI Corp.	57,980
3,650	Pitney Bowes, Inc.	15,732

		154,719

Communications Equipment – 1.1%
5,862	Calix, Inc.*	308,576
3,164	Clearfield, Inc.*	226,099
19,968	Extreme Networks, Inc.*	360,023
849	NetScout Systems, Inc.*	27,253
38,468	Viavi Solutions, Inc.*	434,688

		1,356,639

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – 1.5%
5,887	Comfort Systems USA, Inc.	$ 712,563
1,239	Construction Partners, Inc., Class A*	35,051
4,287	Dycom Industries, Inc.*	408,851
17,539	Fluor Corp.*	644,558

		1,801,023

Construction Materials – 0.1%
4,592	Summit Materials, Inc., Class A*	150,893

Consumer Finance – 0.8%
14,221	EZCORP, Inc., Class A*	129,553
8,799	FirstCash Holdings, Inc.	811,092
2,033	LendingTree, Inc.*	80,629

		1,021,274

Diversified Consumer Services – 1.0%
595	Carriage Services, Inc.	19,290
8,132	Chegg, Inc.*	168,820
3,089	Coursera, Inc.*	49,270
5,235	Duolingo, Inc.*	499,890
10,817	Stride, Inc.*	464,374

		1,201,644

Diversified Financial Services – 0.3%
7,738	A-Mark Precious Metals, Inc.	297,913

Diversified Telecommunication Services – 0.8%
113,341	Globalstar, Inc.*	159,811
12,883	Iridium Communications, Inc.*	770,919
3,227	Ooma, Inc.*	46,372

		977,102

Electrical Equipment – 3.5%
19,251	Array Technologies, Inc.*	427,950
10,072	Atkore, Inc.*	1,311,878
15,345	Bloom Energy Corp., Class A*	382,551
4,944	Encore Wire Corp.	798,110
1,547	Enovix Corp.*	12,283
15,234	FTC Solar, Inc.*	41,894

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
38,399	GrafTech International Ltd.	$ 251,129
5,361	Powell Industries, Inc.	212,832
12,320	Shoals Technologies Group, Inc., Class A*	343,605
11,968	Stem, Inc.*	118,004
8,625	SunPower Corp.*	150,334
10,268	TPI Composites, Inc.*	133,997

		4,184,567

Electronic Equipment, Instruments & Components – 2.6%
5,458	Advanced Energy Industries, Inc.	506,175
3,301	Belden, Inc.	267,678
7,705	CTS Corp.	342,950
10,185	ePlus, Inc.*	507,009
8,364	Fabrinet (Thailand)*	1,101,204
3,575	Identiv, Inc.*	31,174
1,620	Novanta, Inc.*	261,581
7,179	TTM Technologies, Inc.*	112,854

		3,130,625

Energy Equipment & Services – 2.2%
3,593	Borr Drilling Ltd. (Mexico)*	21,378
10,394	Cactus, Inc., Class A	562,419
1,897	ChampionX Corp.	62,639
24,255	Liberty Energy, Inc.	383,957
2,733	Nabors Industries Ltd.*	485,217
43,548	NexTier Oilfield Solutions, Inc.*	410,222
2,815	Oceaneering International, Inc.*	60,100
4,793	Patterson-UTI Energy, Inc.	80,523
52,950	RPC, Inc.	525,264
24,707	TETRA Technologies, Inc.*	97,840

		2,689,559

Equity Real Estate Investment Trusts (REITs) – 2.8%
37,407	Chatham Lodging Trust REIT	531,553
270	Community Healthcare Trust, Inc. REIT	11,578
16,891	NexPoint Residential Trust, Inc. REIT	852,996
54,772	Outfront Media, Inc. REIT	1,089,963
27,653	RLJ Lodging Trust REIT	347,598

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
6,876	Tanger Factory Outlet Centers, Inc. REIT	$ 131,400
6,854	Universal Health Realty Income Trust REIT	375,668

		3,340,756

Food & Staples Retailing – 0.4%
7,162	Chefs’ Warehouse, Inc. (The)*	273,803
6,528	Natural Grocers by Vitamin Cottage, Inc.	64,823
2,137	PriceSmart, Inc.	158,801

		497,427

Food Products – 1.0%
2,640	Beyond Meat, Inc.*(a)	43,375
8,398	John B. Sanfilippo & Son, Inc.	709,715
48,218	SunOpta, Inc. (Canada)*	393,941

		1,147,031

Health Care Equipment & Supplies – 5.5%
21,166	Artivion, Inc.*	276,005
3,764	AtriCure, Inc.*	162,906
6,521	Axonics, Inc.*	400,389
39,041	Cerus Corp.*	122,589
1,292	Glaukos Corp.*	63,373
513	Heska Corp.*	45,883
7,624	Inari Medical, Inc.*	434,949
4,866	Inspire Medical Systems, Inc.*	1,231,390
6,387	iRadimed Corp.	238,874
135	iRhythm Technologies, Inc.*	13,270
6,086	Lantheus Holdings, Inc.*	349,945
5,947	LeMaitre Vascular, Inc.	280,579
6,956	LivaNova PLC*	390,927
12,628	Nevro Corp.*	463,700
5,376	NuVasive, Inc.*	245,146
4,531	Shockwave Medical, Inc.*	851,511
143	Silk Road Medical, Inc.*	7,773
2,952	STAAR Surgical Co.*	208,264
10,027	Surmodics, Inc.*	281,859
2,127	TransMedics Group, Inc.*	134,043
4,507	Utah Medical Products, Inc.	415,230

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6,820	ViewRay, Inc.*	$ 31,304

		6,649,909

Health Care Providers & Services – 4.5%
18,179	AirSculpt Technologies, Inc.(a)	105,802
4,822	AMN Healthcare Services, Inc.*	462,140
2,577	Apollo Medical Holdings, Inc.*	91,844
57,352	Cano Health, Inc.*	79,146
16,645	Community Health Systems, Inc.*	86,887
1,700	CorVel Corp.*	302,872
11,845	Ensign Group, Inc. (The)	1,104,546
10,645	HealthEquity, Inc.*	647,748
29,127	Hims & Hers Health, Inc.*	241,171
17,864	Joint Corp. (The)*	324,589
27,333	Option Care Health, Inc.*	789,104
19,259	Pennant Group, Inc. (The)*	249,211
12,209	PetIQ, Inc.*	144,555
1,666	Progyny, Inc.*	57,294
16,180	Select Medical Holdings Corp.	470,353
6,590	Surgery Partners, Inc.*	218,788

		5,376,050

Health Care Technology – 0.2%
1,844	HealthStream, Inc.*	44,588
5,558	Phreesia, Inc.*	208,369

		252,957

Hotels, Restaurants & Leisure – 3.6%
4,447	Bloomin’ Brands, Inc.	107,840
15,647	Dave & Buster’s Entertainment, Inc.*	678,297
25,137	Everi Holdings, Inc.*	436,630
3,811	Golden Entertainment, Inc.*	150,535
22,840	Hilton Grand Vacations, Inc.*	1,081,702
688	Kura Sushi USA, Inc., Class A*	42,752
2,637	Monarch Casino & Resort, Inc.*	202,047
6,033	Noodles & Co.*	37,948
14,875	ONE Group Hospitality, Inc. (The)*	112,009
12,738	Portillo’s, Inc., Class A*	287,369

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
4,820	Red Rock Resorts, Inc., Class A	$ 216,948
2,492	Shake Shack, Inc., Class A*	141,745
15,758	Target Hospitality Corp.*	241,964
6,235	Texas Roadhouse, Inc.	626,181

		4,363,967

Household Durables – 1.6%
2,361	Cavco Industries, Inc.*	628,262
12,437	Dream Finders Homes, Inc., Class A*(a)	157,204
9,495	Installed Building Products, Inc.	1,045,305
1,197	iRobot Corp.*	53,865
483	M/I Homes, Inc.*	28,883

		1,913,519

Independent Power and Renewable Electricity Producers – 0.2%
19,144	Montauk Renewables, Inc.*	212,690

Insurance – 3.1%
12,860	American Equity Investment Life Holding Co.	612,779
12,670	BRP Group, Inc., Class A*	362,996
6,705	CNO Financial Group, Inc.	172,721
7,842	Employers Holdings, Inc.	344,029
21,549	Goosehead Insurance, Inc., Class A*	841,488
2,667	Kinsale Capital Group, Inc.	742,599
13,818	Palomar Holdings, Inc.*	706,238

		3,782,850

Interactive Media & Services – 1.2%
27,725	DHI Group, Inc.*	164,686
1,324	MediaAlpha, Inc., Class A*	18,470
11,153	Shutterstock, Inc.	839,486
75,166	Vimeo, Inc.*	341,254
2,404	ZipRecruiter, Inc., Class A*	47,215

		1,411,111

Internet & Direct Marketing Retail – 0.8%
28,340	CarParts.com, Inc.*	193,278
44,154	RealReal, Inc. (The)*	80,802

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
6,796	Rent the Runway, Inc., Class A*(a)	$ 29,155
12,559	Revolve Group, Inc.*	358,434
7,850	Xometry, Inc., Class A*(a)	274,907

		936,576

IT Services – 3.8%
11,618	Brightcove, Inc.*	73,658
546	DigitalOcean Holdings, Inc.*	16,025
26,577	EVERTEC, Inc. (Puerto Rico)	981,755
7,677	ExlService Holdings, Inc.*	1,309,696
1,701	Flywire Corp.*	45,876
12,788	Hackett Group, Inc. (The)	282,615
23,159	I3 Verticals, Inc., Class A*	669,758
11,836	IBEX Holdings Ltd.*	315,903
32,954	Payoneer Global, Inc.*	196,406
7,530	Perficient, Inc.*	558,274
12,327	StoneCo Ltd., Class A (Brazil)*	137,569

		4,587,535

Leisure Products – 0.8%
12,964	Malibu Boats, Inc., Class A*	785,489
2,857	Sturm Ruger & Co., Inc.	162,563

		948,052

Life Sciences Tools & Services – 1.2%
5,628	Adaptive Biotechnologies Corp.*	52,171
5,499	Medpace Holdings, Inc.*	1,215,664
21,500	NanoString Technologies, Inc.*	227,470

		1,495,305

Machinery – 5.2%
4,786	Chart Industries, Inc.*	641,228
18,628	Douglas Dynamics, Inc.	752,757
6,591	Energy Recovery, Inc.*	145,859
18,361	Enerpac Tool Group Corp.	487,301
9,338	Evoqua Water Technologies Corp.*	452,986
9,977	Franklin Electric Co., Inc.	900,923
1,512	Lindsay Corp.	236,809

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
13,992	Mueller Industries, Inc.	$ 917,176
31,505	Mueller Water Products, Inc., Class A	398,538
8,048	Nikola Corp.*(a)	21,810
1,749	Omega Flex, Inc.	185,919
14,804	Titan International, Inc.*	247,079
19,252	Wabash National Corp.	495,932
2,526	Watts Water Technologies, Inc., Class A	413,052

		6,297,369

Marine – 0.3%
28,479	Costamare, Inc. (Monaco)	289,062
21,435	Safe Bulkers, Inc. (Greece)	70,521

		359,583

Media – 1.6%
1,228	Daily Journal Corp.*	375,768
12,583	Gray Television, Inc.	163,075
2,289	Integral Ad Science Holding Corp.*	23,531
23,552	Sinclair Broadcast Group, Inc., Class A	485,878
15,743	TechTarget, Inc.*	779,751
2,451	Thryv Holdings, Inc.*	54,829

		1,882,832

Metals & Mining – 1.4%
1,900	Alpha Metallurgical Resources, Inc.	305,767
19,216	ATI, Inc.*	699,270
42,970	Coeur Mining, Inc.*	167,153
6,520	Constellium SE*	94,736
23,994	Novagold Resources, Inc. (Canada)*	151,402
5,424	TimkenSteel Corp.*	106,690
3,499	Warrior Met Coal, Inc.	132,542

		1,657,560

Multiline Retail – 0.1%
260	Dillard’s, Inc., Class A	102,261

Oil, Gas & Consumable Fuels – 5.6%
9,034	Ardmore Shipping Corp. (Ireland)*	132,348

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,918	Chord Energy Corp.	$ 418,237
3,541	Civitas Resources, Inc.	235,654
36,881	Comstock Resources, Inc.	448,104
3,476	CONSOL Energy, Inc.	201,017
1,449	CVR Energy, Inc.	48,107
3,978	Earthstone Energy, Inc., Class A*	55,294
2,934	Energy Fuels, Inc.*(a)	21,624
23,836	Golar LNG Ltd. (Cameroon)*	558,716
1,824	International Seaways, Inc.	70,844
58,610	Kosmos Energy Ltd. (Ghana)*	463,605
46,597	Magnolia Oil & Gas Corp., Class A	1,100,155
11,453	Matador Resources Co.	757,730
702	PBF Energy, Inc., Class A	29,477
13,021	Scorpio Tankers, Inc. (Monaco)	623,315
13,629	SFL Corp. Ltd. (Norway)	138,743
19,962	SM Energy Co.	656,151
14,761	Talos Energy, Inc.*	292,415
4,196	Teekay Corp. (Bermuda)*	20,393
4,274	Teekay Tankers Ltd., Class A (Canada)*	131,169
26,038	Tellurian, Inc.*	51,816
2,016	Vital Energy, Inc.*	113,460
24,939	W&T Offshore, Inc.*	155,121

		6,723,495

Paper & Forest Products – 0.2%
4,800	Sylvamo Corp.	228,144

Personal Products – 1.0%
27,553	Beauty Health Co. (The)*	314,104
15,286	elf Beauty, Inc.*	879,709
997	Herbalife Nutrition Ltd.*	17,517
2,776	Thorne HealthTech, Inc.*	12,798

		1,224,128

Pharmaceuticals – 2.2%
5,486	Aclaris Therapeutics, Inc.*	92,713
57,614	Amneal Pharmaceuticals, Inc.*	126,751
14,579	Amphastar Pharmaceuticals, Inc.*	441,161
3,860	Arvinas, Inc.*	126,492

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
5,138	Axsome Therapeutics, Inc.*	$ 385,350
2,320	Cassava Sciences, Inc.*(a)	64,960
770	Corcept Therapeutics, Inc.*	17,602
14,521	Esperion Therapeutics, Inc.*	92,354
6,447	Harmony Biosciences Holdings, Inc.*	310,552
4,933	Intra-Cellular Therapies, Inc.*	236,389
3,864	Phathom Pharmaceuticals, Inc.*(a)	46,097
27,225	Phibro Animal Health Corp., Class A	419,265
34,535	SIGA Technologies, Inc.	253,142

		2,612,828

Professional Services – 2.5%
17,985	CBIZ, Inc.*	855,906
11,494	Exponent, Inc.	1,178,595
3,984	Forrester Research, Inc.*	147,647
14,068	Franklin Covey Co.*	652,755
89	NV5 Global, Inc.*	11,863
9,165	Red Violet, Inc.*(a)	217,898

		3,064,664

Real Estate Management & Development – 0.5%
13,191	Redfin Corp.*	98,669
10,356	St Joe Co. (The)	487,767

		586,436

Road & Rail – 0.9%
28,962	Marten Transport Ltd.	639,771
3,268	PAM Transportation Services, Inc.*	94,609
964	Saia, Inc.*	262,960
3,232	Universal Logistics Holdings, Inc.	116,093

		1,113,433

Semiconductors & Semiconductor Equipment – 3.2%
5,005	Ambarella, Inc.*	449,649
4,562	Axcelis Technologies, Inc.*	501,592
5,918	Diodes, Inc.*	527,826
10,579	FormFactor, Inc.*	297,693
2,574	Impinj, Inc.*	334,054

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
16,827	MaxLinear, Inc.*	$ 693,272
5,030	Power Integrations, Inc.	433,033
1,445	Silicon Laboratories, Inc.*	226,735
3,321	Synaptics, Inc.*	415,225

		3,879,079

Software – 9.4%
12,090	A10 Networks, Inc.	187,153
370	Agilysys, Inc.*	30,917
10,954	Alarm.com Holdings, Inc.*	587,134
18,117	American Software, Inc., Class A	275,560
19,353	Amplitude, Inc., Class A*	278,296
801	Appfolio, Inc., Class A*	89,976
2,450	Appian Corp., Class A*	101,344
16,235	Asana, Inc., Class A*	251,643
8,531	Blackbaud, Inc.*	530,714
4,359	Blackline, Inc.*	312,976
10,167	Box, Inc., Class A*	325,242
23,749	Clear Secure, Inc., Class A	745,481
15,756	CommVault Systems, Inc.*	980,496
1,464	Consensus Cloud Solutions, Inc.*	86,039
5,871	Domo, Inc., Class B*	91,059
7,170	EngageSmart, Inc.*	141,249
266	MicroStrategy, Inc., Class A*	66,960
6,946	Model N, Inc.*	275,478
36,381	Momentive Global, Inc.*	280,498
13,654	PagerDuty, Inc.*	406,753
14,243	PROS Holdings, Inc.*	358,924
19,080	Q2 Holdings, Inc.*	624,298
619	Qualys, Inc.*	71,408
5,784	Sapiens International Corp. NV (Israel)	131,066
10,081	Sprout Social, Inc., Class A*	644,882
8,867	SPS Commerce, Inc.*	1,206,621
1,503	Sumo Logic, Inc.*	17,781
7,532	Tenable Holdings, Inc.*	303,012
10,039	Varonis Systems, Inc.*	259,408
11,451	Workiva, Inc.*	990,855
60,694	Yext, Inc.*	421,823
9,455	Zeta Global Holdings Corp., Class A*	85,851

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
23,559	Zuora, Inc., Class A*	$ 186,587

		11,347,484

Specialty Retail – 1.7%
31,832	Arko Corp.	267,071
2,758	Boot Barn Holdings, Inc.*	230,265
7,964	Buckle, Inc. (The)	350,416
4,177	Murphy USA, Inc.	1,136,269
7,124	Sally Beauty Holdings, Inc.*	110,992

		2,095,013

Technology Hardware, Storage & Peripherals – 0.8%
3,220	Corsair Gaming, Inc.*	50,651
12,628	Super Micro Computer, Inc.*	913,383

		964,034

Textiles, Apparel & Luxury Goods – 0.7%
6,855	Crocs, Inc.*	834,733
11,011	Fossil Group, Inc.*	62,543

		897,276

Tobacco – 0.1%
6,045	Turning Point Brands, Inc.	140,304

Trading Companies & Distributors – 2.5%
6,829	Applied Industrial Technologies, Inc.	977,981
1,712	GMS, Inc.*	101,556
10,316	H&E Equipment Services, Inc.	524,981
2,555	Herc Holdings, Inc.	396,843
5,584	Hudson Technologies, Inc.*	57,013
57,142	MRC Global, Inc.*	777,131
4,232	NOW, Inc.*	59,417
793	Veritiv Corp.	99,157

		2,994,079

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.1%
1,307	Middlesex Water Co.	$ 109,605

TOTAL COMMON STOCKS (Cost $106,563,522)		$120,082,755

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $106,563,522)		$120,082,755

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,135,994	4.237%	$ 1,135,994
(Cost $1,135,994)

TOTAL INVESTMENTS – 100.5% (Cost $107,699,516)		$121,218,749

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(616,260)

NET ASSETS – 100.0%		$120,602,489

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 2.1%
13,429	Ducommun, Inc.*	$ 775,928
278,839	Kratos Defense & Security Solutions, Inc.*	3,192,706
13,108	Moog, Inc., Class A	1,249,454
44,865	National Presto Industries, Inc.	3,437,108
151,371	Parsons Corp.*	6,587,666
385,266	Triumph Group, Inc.*	4,388,180
47,215	V2X, Inc.*	2,085,014

		21,716,056

Auto Components – 1.1%
172,251	Adient PLC*	7,754,740
41,886	American Axle & Manufacturing Holdings, Inc.*	371,529
108,235	Modine Manufacturing Co.*	2,585,734
11,037	Standard Motor Products, Inc.	446,557

		11,158,560

Banks – 13.1%
75,009	1st Source Corp.	3,689,693
155,424	Amalgamated Financial Corp.	3,566,981
158,168	Ameris Bancorp	7,459,203
285,448	Associated Banc-Corp.	6,396,890
24,367	Atlantic Union Bankshares Corp.	942,759
4,618	BancFirst Corp.	397,748
51,172	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,635,457
4,153	Bankwell Financial Group, Inc.	122,804
65,001	BayCom Corp.	1,307,170
6,273	BCB Bancorp, Inc.	112,851
34,530	Business First Bancshares, Inc.	716,152
33,488	Byline Bancorp, Inc.	830,502
209,895	Cadence Bank	5,369,114
26,315	Capital Bancorp, Inc.	565,772
39,060	Capstar Financial Holdings, Inc.	680,035
23,392	Carter Bankshares, Inc.*	388,775
26,969	Cathay General Bancorp	1,185,557
248,609	Central Pacific Financial Corp.	5,618,563
74,092	Community Bank System, Inc.	4,275,849
74,985	CrossFirst Bankshares, Inc.*	1,012,297
51,861	Enterprise Financial Services Corp.	2,765,229
10,463	Financial Institutions, Inc.	258,541

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
465,710	First BanCorp. (Puerto Rico)	$ 6,263,800
223,532	First Commonwealth Financial Corp.	3,288,156
62,185	Glacier Bancorp, Inc.	2,835,014
48,692	Great Southern Bancorp, Inc.	2,845,560
151,883	Hancock Whitney Corp.	7,818,937
278,995	Hanmi Financial Corp.	6,497,794
54,005	HomeTrust Bancshares, Inc.	1,458,135
501,394	Hope Bancorp, Inc.	6,462,969
109,413	Independent Bank Corp.	2,425,686
179,020	International Bancshares Corp.	8,390,667
8,535	Macatawa Bank Corp.	94,056
4,920	Metrocity Bankshares, Inc.	99,482
4,203	Metropolitan Bank Holding Corp.*	249,574
34,489	Northeast Bank	1,627,881
101,235	Origin Bancorp, Inc.	3,796,313
38,022	PCB Bancorp	706,069
54,699	Renasant Corp.	1,946,190
6,368	Republic Bancorp, Inc., Class A	286,433
56,544	Sierra Bancorp	1,190,817
9,849	Southern First Bancshares, Inc.*	414,544
52,984	SouthState Corp.	4,217,526
83,722	Trustmark Corp.	2,437,985
88,074	UMB Financial Corp.	7,943,394
16,548	Unity Bancorp, Inc.	438,026
389,301	Valley National Bancorp	4,624,896
195,455	Veritex Holdings, Inc.	5,502,058
29,276	Washington Trust Bancorp, Inc.	1,252,135
20,119	Westamerica BanCorp	1,117,812

		135,529,851

Beverages – 0.8%
533,886	Primo Water Corp.	8,355,316

Biotechnology – 5.5%
89,535	2seventy bio, Inc.*	1,217,676
6,640	Akero Therapeutics, Inc.*	328,680
25,486	Allovir, Inc.*	147,309
63,843	ALX Oncology Holdings, Inc.*	593,740
20,642	Amicus Therapeutics, Inc.*	269,172
109,547	Arcus Biosciences, Inc.*	2,369,502
36,491	Avidity Biosciences, Inc.*	864,837

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
7,795	C4 Therapeutics, Inc.*	$ 60,723
30,804	Catalyst Pharmaceuticals, Inc.*	477,154
33,480	Celldex Therapeutics, Inc.*	1,475,129
6,105	Cogent Biosciences, Inc.*	91,941
97,037	Cullinan Oncology, Inc.*	1,129,511
59,049	Day One Biopharmaceuticals, Inc.*	1,285,497
36,325	Deciphera Pharmaceuticals, Inc.*	617,888
69,894	Design Therapeutics, Inc.*(a)	548,668
84,583	Enanta Pharmaceuticals, Inc.*	4,515,040
128,574	Erasca, Inc.*	514,296
187,523	Generation Bio Co.*	1,106,386
18,145	Ideaya Biosciences, Inc.*	309,009
5,191	IGM Biosciences, Inc.*	117,991
104,545	ImmunoGen, Inc.*	480,907
137,620	Instil Bio, Inc.*	112,009
2,545	Intellia Therapeutics, Inc.*	108,010
16,571	Intercept Pharmaceuticals, Inc.*	302,586
433,310	Iovance Biotherapeutics, Inc.*	3,449,148
71,050	iTeos Therapeutics, Inc.*	1,484,945
166,147	KalVista Pharmaceuticals, Inc.*	1,322,530
13,382	Keros Therapeutics, Inc.*	783,784
18,570	Kiniksa Pharmaceuticals Ltd., Class A*	268,522
17,384	Kinnate Biopharma, Inc.*	130,901
173,967	Kodiak Sciences, Inc.*	1,405,653
118,022	Kronos Bio, Inc.*	283,253
114,967	Kura Oncology, Inc.*	1,588,844
15,995	Kymera Therapeutics, Inc.*	597,893
154,885	MacroGenics, Inc.*	893,686
61,641	MeiraGTx Holdings PLC*	515,319
66,455	Mersana Therapeutics, Inc.*	437,274
35,359	Myriad Genetics, Inc.*	697,279
170,690	Nurix Therapeutics, Inc.*	2,097,780
15,336	Nuvalent, Inc., Class A*(a)	463,914
185,334	PMV Pharmaceuticals, Inc.*	1,519,739
260,912	Praxis Precision Medicines, Inc.*	1,299,342
43,499	PTC Therapeutics, Inc.*	1,996,169
13,917	REGENXBIO, Inc.*	323,014
37,783	Replimune Group, Inc.*	1,052,257
39,425	Sage Therapeutics, Inc.*	1,748,104
291,351	Sana Biotechnology, Inc.*(a)	1,328,561
454,266	Sutro Biopharma, Inc.*	3,288,886

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
22,419	Syndax Pharmaceuticals, Inc.*	$ 643,425
506,748	Vanda Pharmaceuticals, Inc.*	3,891,825
92,256	Veracyte, Inc.*	2,318,393
48,616	Vir Biotechnology, Inc.*	1,436,603
6,617	Viridian Therapeutics, Inc.*	241,653
31,708	Xencor, Inc.*	1,043,827

		57,596,184

Building Products – 0.0%
6,800	AZZ, Inc.	288,864

Capital Markets – 1.1%
19,956	AssetMark Financial Holdings, Inc.*	529,632
135,439	Oppenheimer Holdings, Inc., Class A	6,448,251
4,219	PJT Partners, Inc., Class A	337,647
4,465	StoneX Group, Inc.*	392,384
137,627	Victory Capital Holdings, Inc., Class A	4,079,264

		11,787,178

Chemicals – 1.2%
4,013	HB Fuller Co.	277,298
646	Innospec, Inc.	73,011
125,319	Minerals Technologies, Inc.	8,703,405
3,700	Stepan Co.	406,408
156,019	Tronox Holdings PLC	2,675,726

		12,135,848

Commercial Services & Supplies – 1.0%
149,605	BrightView Holdings, Inc.*	1,189,360
6,785	Deluxe Corp.	135,632
188,792	Ennis, Inc.	4,009,942
89,685	Heritage-Crystal Clean, Inc.*	3,336,282
35,291	Matthews International Corp., Class A	1,307,179
3,173	UniFirst Corp.	629,650

		10,608,045

Communications Equipment – 0.7%
3,086	Calix, Inc.*	162,447
3,293	Clearfield, Inc.*	235,318
208,763	NetScout Systems, Inc.*	6,701,292

		7,099,057

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – 1.0%
94,146	Arcosa, Inc.	$ 5,580,033
6,200	Northwest Pipe Co.*	231,880
109,856	Primoris Services Corp.	2,922,170
146,392	Tutor Perini Corp.*	1,342,415

		10,076,498

Construction Materials – 1.0%
307,959	Summit Materials, Inc., Class A*	10,119,533

Consumer Finance – 1.8%
365,237	EZCORP, Inc., Class A*	3,327,309
81,344	FirstCash Holdings, Inc.	7,498,290
11,161	Green Dot Corp., Class A*	201,791
157,970	LendingClub Corp.*	1,530,729
28,124	Nelnet, Inc., Class A	2,685,561
96,108	Oportun Financial Corp.*	673,717
12,979	PRA Group, Inc.*	522,275
65,468	Regional Management Corp.	2,257,991

		18,697,663

Diversified Consumer Services – 1.0%
39,191	Adtalem Global Education, Inc.*	1,496,312
1,510	Duolingo, Inc.*	144,190
3,323	Graham Holdings Co., Class B	2,170,949
456,508	Laureate Education, Inc.	5,012,458
31,482	Perdoceo Education Corp.*	471,286
14,096	Stride, Inc.*	605,141

		9,900,336

Diversified Financial Services – 1.0%
149,032	A-Mark Precious Metals, Inc.	5,737,732
228,365	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,934,729
46,693	Cannae Holdings, Inc.*	1,141,177

		10,813,638

Diversified Telecommunication Services – 0.0%
173,297	Globalstar, Inc.*	244,349

Electric Utilities – 0.2%
35,035	ALLETE, Inc.	2,167,265

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
3,946	Otter Tail Corp.	$ 253,136

		2,420,401

Electrical Equipment – 1.9%
43,764	Atkore, Inc.*	5,700,261
57,899	Encore Wire Corp.	9,346,636
50,512	Powell Industries, Inc.	2,005,326
109,442	Thermon Group Holdings, Inc.*	2,530,299

		19,582,522

Electronic Equipment, Instruments & Components – 3.2%
15,562	Belden, Inc.	1,261,923
101,171	Benchmark Electronics, Inc.	2,831,776
67,886	ePlus, Inc.*	3,379,365
8,701	FARO Technologies, Inc.*	239,103
30,290	Methode Electronics, Inc.	1,446,045
28,247	OSI Systems, Inc.*	2,675,273
61,853	PC Connection, Inc.	3,032,653
69,987	Sanmina Corp.*	4,264,308
297,465	TTM Technologies, Inc.*	4,676,150
281,728	Vishay Intertechnology, Inc.	6,448,754
71,058	Vishay Precision Group, Inc.*	3,068,284

		33,323,634

Energy Equipment & Services – 1.4%
11,875	Borr Drilling Ltd. (Mexico)*	70,656
61,068	Dril-Quip, Inc.*	1,875,398
263,744	Helix Energy Solutions Group, Inc.*	2,091,490
30,369	Helmerich & Payne, Inc.	1,471,074
8,971	Nabors Industries Ltd.*	1,592,711
52,247	NexTier Oilfield Solutions, Inc.*	492,167
347,956	Oil States International, Inc.*	2,978,503
10,105	Patterson-UTI Energy, Inc.	169,764
191,506	RPC, Inc.	1,899,740
101,796	Select Energy Services, Inc., Class A	893,769
99,274	US Silica Holdings, Inc.*	1,215,114

		14,750,386

Equity Real Estate Investment Trusts (REITs) – 11.5%
153,203	Alexander & Baldwin, Inc. REIT	3,067,124
162,385	American Assets Trust, Inc. REIT	4,621,477

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
29,555	Apartment Investment and Management Co., Class A REIT	$ 221,958
314,052	Apple Hospitality REIT, Inc. REIT	5,568,142
49,525	Armada Hoffler Properties, Inc. REIT	627,977
229,232	Brandywine Realty Trust REIT	1,503,762
2,335	Centerspace REIT	157,893
486,873	Chatham Lodging Trust REIT	6,918,465
273,402	City Office REIT, Inc. REIT	2,690,276
818,221	DiamondRock Hospitality Co. REIT	7,879,468
262,011	Diversified Healthcare Trust REIT	207,356
324,012	Equity Commonwealth REIT	8,268,786
129,241	Essential Properties Realty Trust, Inc. REIT	3,293,061
182,116	Four Corners Property Trust, Inc. REIT	5,237,656
87,049	Hersha Hospitality Trust, Class A REIT	800,851
460,593	Independence Realty Trust, Inc. REIT	8,672,966
183,614	Kite Realty Group Trust REIT	3,984,424
601,424	LXP Industrial Trust REIT	6,946,447
141,880	Macerich Co. (The) REIT	1,949,431
109,711	NexPoint Residential Trust, Inc. REIT	5,540,405
263,572	Outfront Media, Inc. REIT	5,245,083
72,286	Retail Opportunity Investments Corp. REIT	1,144,287
646,840	RLJ Lodging Trust REIT	8,130,779
89,106	RPT Realty REIT	933,831
6,769	Ryman Hospitality Properties, Inc. REIT	628,772
14,913	Service Properties Trust REIT	132,875
86,820	SITE Centers Corp. REIT	1,185,093
337,507	STAG Industrial, Inc. REIT	12,015,249
113,665	Terreno Realty Corp. REIT	7,323,436
510,110	Uniti Group, Inc. REIT	3,361,625
73,601	Xenia Hotels & Resorts, Inc. REIT	1,096,655

		119,355,610

Food & Staples Retailing – 0.5%
45,267	Chefs’ Warehouse, Inc. (The)*	1,730,558
20,912	Ingles Markets, Inc., Class A	1,986,640
47,638	Natural Grocers by Vitamin Cottage, Inc.	473,045
7,152	PriceSmart, Inc.	531,465

		4,721,708

Food Products – 1.5%
28,195	B&G Foods, Inc.(a)	395,294

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
69,088	Fresh Del Monte Produce, Inc.	$ 1,975,917
327,267	Hostess Brands, Inc.*	7,569,686
50,106	John B. Sanfilippo & Son, Inc.	4,234,458
12,110	Seneca Foods Corp., Class A*	756,875
22,703	SunOpta, Inc. (Canada)*	185,483

		15,117,713

Gas Utilities – 1.2%
45,178	Northwest Natural Holding Co.	2,265,225
124,454	ONE Gas, Inc.	10,250,031

		12,515,256

Health Care Equipment & Supplies – 1.2%
166,620	AngioDynamics, Inc.*	2,169,392
12,849	AtriCure, Inc.*	556,104
142,695	Avanos Medical, Inc.*	4,372,175
5,895	Inari Medical, Inc.*	336,310
1,100	Inspire Medical Systems, Inc.*	278,366
1,095	Integer Holdings Corp.*	72,062
23,394	LivaNova PLC*	1,314,743
20,447	Nevro Corp.*	750,814
417	Shockwave Medical, Inc.*	78,367
7,829	Utah Medical Products, Inc.	721,286
88,539	Varex Imaging Corp.*	1,902,703

		12,552,322

Health Care Providers & Services – 2.0%
40,646	Accolade, Inc.*	474,339
83,913	AdaptHealth Corp.*	1,798,256
509,926	Brookdale Senior Living, Inc.*	1,468,587
202,042	Cano Health, Inc.*	278,818
67,231	Castle Biosciences, Inc.*	1,820,616
612,647	Community Health Systems, Inc.*	3,198,017
28,849	Cross Country Healthcare, Inc.*	800,560
25,752	Ensign Group, Inc. (The)	2,401,374
34,031	Joint Corp. (The)*	618,343
87,765	National HealthCare Corp.	5,225,528
903,810	OPKO Health, Inc.*	1,165,915
15,106	Option Care Health, Inc.*	436,110
6,134	Owens & Minor, Inc.*	121,085
45,201	Pediatrix Medical Group, Inc.*	693,835

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
10,688	PetIQ, Inc.*	$ 126,546
5,106	Surgery Partners, Inc.*	169,519

		20,797,448

Health Care Technology – 0.6%
8,236	Computer Programs and Systems, Inc.*	241,973
131,300	Health Catalyst, Inc.*	1,825,070
95,215	HealthStream, Inc.*	2,302,299
36,571	Phreesia, Inc.*	1,371,047

		5,740,389

Hotels, Restaurants & Leisure – 1.7%
38,712	BJ’s Restaurants, Inc.*	1,222,138
85,007	Chuy’s Holdings, Inc.*	2,909,790
17,129	Dave & Buster’s Entertainment, Inc.*	742,542
173,184	Everi Holdings, Inc.*	3,008,206
150,669	First Watch Restaurant Group, Inc.*	2,440,838
14,771	Hilton Grand Vacations, Inc.*	699,554
110,995	International Game Technology PLC	2,935,818
78,922	Red Rock Resorts, Inc., Class A	3,552,279

		17,511,165

Household Durables – 2.5%
8,560	Ethan Allen Interiors, Inc.	246,014
103,760	GoPro, Inc., Class A*	638,124
8,710	Installed Building Products, Inc.	958,884
72,717	LGI Homes, Inc.*	8,278,831
132,993	M/I Homes, Inc.*	7,952,981
69,652	Meritage Homes Corp.*	7,500,824

		25,575,658

Independent Power and Renewable Electricity Producers – 0.1%
49,440	Montauk Renewables, Inc.*	549,279
7,984	Ormat Technologies, Inc.	738,919
9,027	Sunnova Energy International, Inc.*	175,846

		1,464,044

Insurance – 5.4%
195,011	American Equity Investment Life Holding Co.	9,292,274
113,648	AMERISAFE, Inc.	6,259,732
53,290	Argo Group International Holdings Ltd.	1,479,331

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
356,988	CNO Financial Group, Inc.	$ 9,196,011
167,042	Employers Holdings, Inc.	7,328,133
585,214	Genworth Financial, Inc., Class A*	3,230,381
129,044	Goosehead Insurance, Inc., Class A*	5,039,168
1,728	Investors Title Co.	279,936
43,173	James River Group Holdings Ltd.	978,300
32,224	Lemonade, Inc.*(a)	524,607
6,612	National Western Life Group, Inc., Class A	1,830,202
28,288	Palomar Holdings, Inc.*	1,445,800
137,752	ProAssurance Corp.	2,671,011
113,808	Stewart Information Services Corp.	5,436,608
82,624	Tiptree, Inc.	1,240,186
7,387	Universal Insurance Holdings, Inc.	94,110

		56,325,790

Interactive Media & Services – 0.5%
145,893	Bumble, Inc., Class A*	3,756,745
386,917	fuboTV, Inc.*(a)	994,376
12,225	Shutterstock, Inc.	920,176

		5,671,297

Internet & Direct Marketing Retail – 0.3%
116,028	aka Brands Holding Corp.*(a)	176,363
36,829	Overstock.com, Inc.*	891,630
740,547	RealReal, Inc. (The)*	1,355,201
22,383	Revolve Group, Inc.*	638,811
7,609	Xometry, Inc., Class A*(a)	266,467

		3,328,472

IT Services – 0.9%
8,434	Cass Information Systems, Inc.	409,555
327,895	Conduent, Inc.*	1,564,059
12,844	EVERTEC, Inc. (Puerto Rico)	474,457
87,411	Fastly, Inc., Class A*	904,704
4,624	IBEX Holdings Ltd.*	123,415
80,886	Rackspace Technology, Inc.*	242,658
334,699	Sabre Corp.*	2,279,300
34,965	Squarespace, Inc., Class A*	829,370
216,252	StoneCo Ltd., Class A (Brazil)*	2,413,372

		9,240,890

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 0.1%
7,231	Acushnet Holdings Corp.	$ 339,496
15,417	Malibu Boats, Inc., Class A*	934,116

		1,273,612

Life Sciences Tools & Services – 0.9%
405,320	Adaptive Biotechnologies Corp.*	3,757,316
43,118	Bionano Genomics, Inc.*(a)	78,044
31,805	Inotiv, Inc.*	230,586
22,938	Medpace Holdings, Inc.*	5,070,904
28,213	NanoString Technologies, Inc.*	298,494
19,553	OmniAb, Inc.*	80,949

		9,516,293

Machinery – 1.8%
8,796	CIRCOR International, Inc.*	243,209
124,689	Columbus McKinnon Corp.	4,482,570
105,906	Kennametal, Inc.	3,018,321
88,144	Miller Industries, Inc.	2,557,057
123,494	Mueller Industries, Inc.	8,095,032
8,631	Titan International, Inc.*	144,051
20,768	Wabash National Corp.	534,984

		19,075,224

Marine – 1.3%
637,131	Costamare, Inc. (Monaco)	6,466,880
8,554	Eagle Bulk Shipping, Inc.	489,973
324,683	Golden Ocean Group Ltd. (Norway)(a)	3,110,463
1,110,055	Safe Bulkers, Inc. (Greece)	3,652,081

		13,719,397

Media – 2.1%
50,156	Cardlytics, Inc.*	376,170
379,930	Clear Channel Outdoor Holdings, Inc.*	725,666
2,429	Daily Journal Corp.*	743,274
346,678	EW Scripps Co. (The), Class A*	5,182,836
166,885	Gray Television, Inc.	2,162,830
31,976	Integral Ad Science Holding Corp.*	328,713
162,638	Magnite, Inc.*	1,964,667
128,679	Scholastic Corp.	5,692,759
12,533	Sinclair Broadcast Group, Inc., Class A	258,556
32,845	TechTarget, Inc.*	1,626,813

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
105,768	Thryv Holdings, Inc.*	$ 2,366,030

		21,428,314

Metals & Mining – 2.2%
84,803	Arconic Corp.*	1,993,719
42,367	Carpenter Technology Corp.	2,045,902
1,106,902	Coeur Mining, Inc.*	4,305,849
35,436	Constellium SE*	514,885
52,901	Haynes International, Inc.	2,946,057
25,791	Ryerson Holding Corp.	984,442
187,782	TimkenSteel Corp.*	3,693,672
162,607	Warrior Met Coal, Inc.	6,159,553

		22,644,079

Mortgage Real Estate Investment Trusts (REITs) – 2.2%
177,820	Apollo Commercial Real Estate Finance, Inc. REIT	2,164,070
123,725	Arbor Realty Trust, Inc. REIT	1,847,214
60,839	ARMOUR Residential REIT, Inc. REIT	382,069
6,450	Blackstone Mortgage Trust, Inc., Class A REIT	153,768
438,858	BrightSpire Capital, Inc. REIT	3,344,098
94,572	Broadmark Realty Capital, Inc. REIT	414,225
243,870	Chimera Investment Corp. REIT	1,777,812
75,753	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,796,043
171,602	Ladder Capital Corp. REIT	1,921,942
179,762	MFA Financial, Inc. REIT	2,137,370
128,999	Nexpoint Real Estate Finance, Inc. REIT	2,457,431
100,111	PennyMac Mortgage Investment Trust REIT	1,526,693
174,753	TPG RE Finance Trust, Inc. REIT	1,522,099

		22,444,834

Multi-Utilities – 0.3%
45,436	Black Hills Corp.	3,288,658
3,548	Unitil Corp.	185,099

		3,473,757

Oil, Gas & Consumable Fuels – 6.0%
221,325	Ardmore Shipping Corp. (Ireland)*	3,242,411
6,906	Chord Energy Corp.	989,837

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
156,378	Civitas Resources, Inc.	$ 10,406,956
56,917	Clean Energy Fuels Corp.*	322,150
55,217	Comstock Resources, Inc.	670,887
233,137	DHT Holdings, Inc.	1,997,984
249,276	Equitrans Midstream Corp.	1,807,251
31,753	Excelerate Energy, Inc., Class A	739,845
95,144	Frontline PLC (Norway)(a)	1,315,842
309,987	Golar LNG Ltd. (Cameroon)*	7,266,095
147,582	International Seaways, Inc.	5,732,085
33,419	Magnolia Oil & Gas Corp., Class A	789,023
34,957	Murphy Oil Corp.	1,524,475
471,471	Nordic American Tankers Ltd.	1,433,272
51,878	PBF Energy, Inc., Class A	2,178,357
75,542	Peabody Energy Corp.*	2,106,866
152,777	Scorpio Tankers, Inc. (Monaco)	7,313,435
624,230	SFL Corp. Ltd. (Norway)	6,354,661
110,290	Teekay Corp. (Bermuda)*	536,009
182,926	Teekay Tankers Ltd., Class A (Canada)*	5,613,999
57,326	W&T Offshore, Inc.*	356,568

		62,698,008

Paper & Forest Products – 0.1%
20,494	Clearwater Paper Corp.*	791,273

Personal Products – 0.3%
79,664	Beauty Health Co. (The)*	908,170
37,299	elf Beauty, Inc.*	2,146,557

		3,054,727

Pharmaceuticals – 0.6%
103,626	Atea Pharmaceuticals, Inc.*	479,788
73,415	Athira Pharma, Inc.*	296,596
61,744	DICE Therapeutics, Inc.*	1,961,607
21,320	Edgewise Therapeutics, Inc.*	218,104
3,664	Ligand Pharmaceuticals, Inc.*	255,381
23,467	Phibro Animal Health Corp., Class A	361,392
22,608	Prestige Consumer Healthcare, Inc.*	1,486,702
25,842	SIGA Technologies, Inc.	189,422
11,244	Supernus Pharmaceuticals, Inc.*	461,116

		5,710,108

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 0.3%
311,598	Alight, Inc., Class A*	$ 2,925,905
1,973	Exponent, Inc.	202,312
18,872	First Advantage Corp.*	261,943

		3,390,160

Real Estate Management & Development – 0.4%
104,819	Kennedy-Wilson Holdings, Inc.	1,874,163
293,368	Newmark Group, Inc., Class A	2,514,164

		4,388,327

Road & Rail – 0.3%
2,240	ArcBest Corp.	186,928
2,486	Covenant Logistics Group, Inc.	82,436
139,489	Marten Transport Ltd.	3,081,312

		3,350,676

Semiconductors & Semiconductor Equipment – 0.2%
29,770	AXT, Inc.*	175,345
61,652	Cohu, Inc.*	2,224,404

		2,399,749

Software – 2.8%
5,341	Alarm.com Holdings, Inc.*	286,278
6,507	American Software, Inc., Class A	98,971
33,205	Amplitude, Inc., Class A*	477,488
25,387	Asana, Inc., Class A*	393,498
374,729	Cleanspark, Inc.*(a)	1,187,891
97,015	Clear Secure, Inc., Class A	3,045,301
85,687	CommVault Systems, Inc.*	5,332,302
33,974	Consensus Cloud Solutions, Inc.*	1,996,652
246,909	E2open Parent Holdings, Inc.*	1,703,672
40,882	Ebix, Inc.	779,211
161,305	Instructure Holdings, Inc.*(a)	4,360,074
41,712	Marathon Digital Holdings, Inc.*(a)	300,744
1,197	MicroStrategy, Inc., Class A*(a)	301,321
24,062	ON24, Inc.*	223,295
63,087	PROS Holdings, Inc.*	1,589,792
23,727	Q2 Holdings, Inc.*	776,347
41,216	Riot Platforms, Inc.*(a)	258,424
22,645	Sprout Social, Inc., Class A*	1,448,601
15,758	SPS Commerce, Inc.*	2,144,349

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
24,607	Workiva, Inc.*	$ 2,129,244

		28,833,455

Specialty Retail – 2.2%
94,884	Aaron’s Co., Inc. (The)	1,390,051
99,884	Abercrombie & Fitch Co., Class A*	2,892,641
115,169	Academy Sports & Outdoors, Inc.	6,728,173
53,872	American Eagle Outfitters, Inc.	869,494
2,845	Genesco, Inc.*	137,385
26,943	Signet Jewelers Ltd.	2,069,492
32,398	Sonic Automotive, Inc., Class A	1,740,096
162,313	Urban Outfitters, Inc.*	4,445,753
8,794	Winmark Corp.	2,469,355

		22,742,440

Technology Hardware, Storage & Peripherals – 0.4%
54,505	Super Micro Computer, Inc.*	3,942,347

Textiles, Apparel & Luxury Goods – 0.2%
139,101	Fossil Group, Inc.*	790,094
45,399	Movado Group, Inc.	1,605,308

		2,395,402

Thrifts & Mortgage Finance – 3.2%
175,868	Axos Financial, Inc.*	8,462,768
259,567	Capitol Federal Financial, Inc.	2,172,576
164,032	Merchants Bancorp	4,719,201
52,496	Mr Cooper Group, Inc.*	2,414,291
385,086	Radian Group, Inc.	8,510,401
175,499	TrustCo Bank Corp.	6,302,169
20,155	Waterstone Financial, Inc.	324,495

		32,905,901

Trading Companies & Distributors – 2.0%
2,648	Applied Industrial Technologies, Inc.	379,220
22,615	Boise Cascade Co.	1,695,447
24,726	DXP Enterprises, Inc.*	749,198
154,841	MRC Global, Inc.*	2,105,838
517,403	NOW, Inc.*	7,264,338
54,920	Rush Enterprises, Inc., Class A	2,955,245
14,348	Textainer Group Holdings Ltd. (China)	486,397

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
111,367	Titan Machinery, Inc.*	$ 4,893,466
9,994	Triton International Ltd. (Bermuda)	705,976

		21,235,125

Water Utilities – 0.1%
7,219	Middlesex Water Co.	605,385

TOTAL COMMON STOCKS (Cost $946,756,267)		$1,028,140,274

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $946,756,267)		$1,028,140,274

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,868,040	4.237%	$ 11,868,040
(Cost $11,868,040)

TOTAL INVESTMENTS – 100.1% (Cost $958,624,307)		$1,040,008,314

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(1,585,219)

NET ASSETS – 100.0%		$1,038,423,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 3.1%
43,236	General Dynamics Corp.	$ 10,076,582
164,320	Howmet Aerospace, Inc.	6,686,181
27,783	Lockheed Martin Corp.	12,870,753

		29,633,516

Auto Components – 0.6%
53,942	Aptiv PLC*	6,100,301

Automobiles – 2.3%
304,629	General Motors Co.	11,978,012
56,929	Tesla, Inc.*	9,861,242

		21,839,254

Banks – 2.4%
120,742	Citigroup, Inc.	6,305,147
95,388	East West Bancorp, Inc.	7,489,866
56,433	JPMorgan Chase & Co.	7,898,363
29,989	Webster Financial Corp.	1,578,921

		23,272,297

Beverages – 0.5%
28,876	PepsiCo, Inc.	4,938,374

Biotechnology – 3.9%
16,101	AbbVie, Inc.	2,378,923
9,566	Biogen, Inc.*	2,782,749
119,987	Gilead Sciences, Inc.	10,071,709
109,854	Incyte Corp.*	9,352,969
39,916	Vertex Pharmaceuticals, Inc.*	12,896,860

		37,483,210

Building Products – 1.3%
156,724	Johnson Controls International PLC	10,903,289
1,122	Lennox International, Inc.	292,416
4,863	Trane Technologies PLC	871,060

		12,066,765

Capital Markets – 4.1%
14,288	Ameriprise Financial, Inc.	5,002,514
227,123	Bank of New York Mellon Corp. (The)	11,485,610
59,645	CME Group, Inc.	10,536,886
11,230	MSCI, Inc.	5,969,419
24,639	State Street Corp.	2,250,280

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
63,916	Stifel Financial Corp.	$ 4,308,578

		39,553,287

Chemicals – 1.8%
12,286	Axalta Coating Systems Ltd.*	369,809
47,467	Element Solutions, Inc.	972,124
2,702	International Flavors & Fragrances, Inc.	303,867
12,066	Linde PLC (United Kingdom)	3,993,122
79,606	Mosaic Co. (The)	3,943,681
30,614	Sherwin-Williams Co. (The)	7,242,966

		16,825,569

Commercial Services & Supplies – 1.0%
21,148	Cintas Corp.	9,384,214
1,721	Republic Services, Inc.	214,815

		9,599,029

Communications Equipment – 1.8%
14,989	Arista Networks, Inc.*	1,888,914
322,110	Cisco Systems, Inc.	15,677,093

		17,566,007

Consumer Finance – 1.3%
24,995	Capital One Financial Corp.	2,974,405
244,091	Synchrony Financial	8,965,462

		11,939,867

Distributors – 0.1%
10,215	LKQ Corp.	602,276

Diversified Financial Services – 0.8%
20,139	Berkshire Hathaway, Inc., Class B*	6,273,701
41,793	Corebridge Financial, Inc.	909,416

		7,183,117

Diversified Telecommunication Services – 0.6%
274,031	Liberty Global PLC, Class C (United Kingdom)*	6,124,593

Electrical Equipment – 1.4%
77,554	AMETEK, Inc.	11,239,125

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
52,309	nVent Electric PLC	$ 2,079,283

		13,318,408

Electronic Equipment, Instruments & Components – 1.0%
61,565	TE Connectivity Ltd.	7,827,990
3,588	Teledyne Technologies, Inc.*	1,522,245

		9,350,235

Energy Equipment & Services – 0.3%
6,262	Halliburton Co.	258,120
52,941	Schlumberger Ltd.	3,016,578

		3,274,698

Entertainment – 0.6%
66,129	Live Nation Entertainment, Inc.*	5,322,723

Equity Real Estate Investment Trusts (REITs) – 5.8%
17,847	Camden Property Trust REIT	2,198,929
15,170	Crown Castle, Inc. REIT	2,246,829
403,786	Host Hotels & Resorts, Inc. REIT	7,611,366
11,910	Life Storage, Inc. REIT	1,286,756
24,593	Mid-America Apartment Communities, Inc. REIT	4,100,145
33,844	National Storage Affiliates Trust REIT	1,380,835
147,446	Park Hotels & Resorts, Inc. REIT	2,168,931
100,203	Prologis, Inc. REIT	12,954,244
36,101	Public Storage REIT	10,986,978
35,522	SBA Communications Corp. REIT	10,568,861

		55,503,874

Food & Staples Retailing – 1.9%
31,549	Costco Wholesale Corp.	16,125,956
25,142	Sysco Corp.	1,947,499

		18,073,455

Food Products – 1.3%
186,912	Mondelez International, Inc., Class A	12,231,521

Health Care Equipment & Supplies – 1.5%
260,947	Boston Scientific Corp.*	12,068,799
5,334	Intuitive Surgical, Inc.*	1,310,510

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
7,422	Zimmer Biomet Holdings, Inc.	$ 945,118

		14,324,427

Health Care Providers & Services – 5.9%
135,293	Centene Corp.*	10,314,738
24,200	Cigna Corp.	7,663,414
134,904	CVS Health Corp.	11,901,231
20,568	Elevance Health, Inc.	10,283,794
18,050	Humana, Inc.	9,236,185
10,443	Tenet Healthcare Corp.*	572,799
6,787	UnitedHealth Group, Inc.	3,388,003
20,895	Universal Health Services, Inc., Class B	3,096,848

		56,457,012

Health Care Technology – 0.2%
12,233	Veeva Systems, Inc., Class A*	2,086,338

Hotels, Restaurants & Leisure – 1.8%
42,902	Airbnb, Inc., Class A*	4,766,841
2,652	Booking Holdings, Inc.*	6,455,233
14,568	Hilton Worldwide Holdings, Inc.	2,113,671
22,770	Marriott International, Inc., Class A	3,966,079

		17,301,824

Household Products – 0.1%
3,807	Kimberly-Clark Corp.	494,948

Insurance – 3.1%
6,406	American Financial Group, Inc.	913,431
13,823	Arthur J Gallagher & Co.	2,705,438
56,988	Chubb Ltd.	12,964,200
68,743	Marsh & McLennan Cos., Inc.	12,023,838
9,336	MetLife, Inc.	681,715

		29,288,622

Interactive Media & Services – 2.5%
221,419	Alphabet, Inc., Class C*	22,113,116
5,802	Meta Platforms, Inc., Class A*	864,324
24,667	TripAdvisor, Inc.*	574,741

		23,552,181

Internet & Direct Marketing Retail – 3.2%
293,313	Amazon.com, Inc.*	30,249,370

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
6,210	Chewy, Inc., Class A*	$ 279,822

		30,529,192

IT Services – 4.4%
17,988	Accenture PLC, Class A	5,019,551
87,823	Cognizant Technology Solutions Corp., Class A	5,862,185
18,779	Gartner, Inc.*	6,349,931
150,563	PayPal Holdings, Inc.*	12,269,379
28,957	Snowflake, Inc., Class A*	4,530,033
33,748	VeriSign, Inc.*	7,358,752
4,727	Visa, Inc., Class A	1,088,203

		42,478,034

Life Sciences Tools & Services – 1.1%
201,324	Avantor, Inc.*	4,811,643
7,134	IQVIA Holdings, Inc.*	1,636,611
1,079	Mettler-Toledo International, Inc.*	1,654,021
42,338	QIAGEN NV*	2,074,562

		10,176,837

Machinery – 1.0%
11,331	Ingersoll Rand, Inc.	634,536
113,063	Otis Worldwide Corp.	9,297,170

		9,931,706

Media – 1.4%
12,913	Charter Communications, Inc., Class A*	4,962,595
43,044	Fox Corp., Class A	1,460,913
154,402	News Corp., Class A	3,128,185
69,995	Trade Desk, Inc. (The), Class A*	3,548,746

		13,100,439

Metals & Mining – 0.2%
14,061	Steel Dynamics, Inc.	1,696,319

Multiline Retail – 0.3%
121,276	Macy’s, Inc.	2,865,752

Oil, Gas & Consumable Fuels – 5.1%
11,744	Antero Resources Corp.*	338,697
73,557	EOG Resources, Inc.	9,727,913
29,535	Exxon Mobil Corp.	3,426,355

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
571,286	Kinder Morgan, Inc.	$ 10,454,534
51,603	Marathon Oil Corp.	1,417,535
28,052	Marathon Petroleum Corp.	3,605,243
42,403	Pioneer Natural Resources Co.	9,767,531
322,626	Williams Cos., Inc. (The)	10,401,462

		49,139,270

Pharmaceuticals – 3.8%
21,210	Bristol-Myers Squibb Co.	1,540,906
113,778	Elanco Animal Health, Inc.*	1,562,172
125,418	Johnson & Johnson	20,495,809
50,170	Merck & Co., Inc.	5,388,760
112,448	Pfizer, Inc.	4,965,704
50,752	Royalty Pharma PLC, Class A	1,988,971

		35,942,322

Road & Rail – 1.3%
379,272	CSX Corp.	11,727,090
3,232	Knight-Swift Transportation Holdings, Inc.	191,011
6,527	Ryder System, Inc.	616,214

		12,534,315

Semiconductors & Semiconductor Equipment – 5.0%
42,064	Analog Devices, Inc.	7,212,714
1,497	Applied Materials, Inc.	166,901
10,614	Broadcom, Inc.	6,209,296
1,589	Enphase Energy, Inc.*	351,773
5,829	Lam Research Corp.	2,915,083
107,528	Microchip Technology, Inc.	8,346,323
2,939	Monolithic Power Systems, Inc.	1,253,660
35,681	NVIDIA Corp.	6,970,997
46,082	NXP Semiconductors NV (China)	8,493,373
74,411	ON Semiconductor Corp.*	5,465,488

		47,385,608

Software – 9.7%
40,120	Adobe, Inc.*	14,858,041
5,097	Autodesk, Inc.*	1,096,671
58,225	Fortinet, Inc.*	3,047,496
13,763	Intuit, Inc.	5,817,207
3,835	Manhattan Associates, Inc.*	499,931
172,911	Microsoft Corp.	42,849,075
61,138	Palo Alto Networks, Inc.*	9,698,932

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
5,157	Paycom Software, Inc.*	$ 1,670,559
9,894	Roper Technologies, Inc.	4,222,264
18,408	ServiceNow, Inc.*	8,378,033
10,011	Zoom Video Communications, Inc., Class A*	750,825

		92,889,034

Specialty Retail – 1.1%
4,226	AutoZone, Inc.*	10,306,580
2,951	Lowe’s Cos., Inc.	614,546

		10,921,126

Technology Hardware, Storage & Peripherals – 5.9%
352,303	Apple, Inc.	50,833,800
366,370	Hewlett Packard Enterprise Co.	5,909,548

		56,743,348

Tobacco – 2.7%
264,818	Altria Group, Inc.	11,927,403
136,655	Philip Morris International, Inc.	14,244,917

		26,172,320

Trading Companies & Distributors – 0.1%
15,983	Fastenal Co.	807,941
1,152	United Rentals, Inc.*	507,974

		1,315,915

TOTAL INVESTMENTS – 99.3% (Cost $787,071,672)		$949,129,265

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		6,790,686

NET ASSETS – 100.0%		$955,919,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini S&P 500 Index	4	03/17/23	$818,000	$55,849

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2023:

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of January 31, 2023:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,753,974	$—	$—
Europe	3,047,132	—	—
North America	898,176,360	—	—
Investment Company	1,793,520	—	—

Total	$907,770,986	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$698,107	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$529,891	$—	$—
Europe	7,084,393	—	—
North America	365,187,007	—	—

Total	$372,801,291	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$3,347,520	$—	$—
Asia	2,654,227	—	—
Europe	9,572,635	—	—
North America	409,655,756	—	—
South America	875,324	—	—
Investment Company	35	—	—

Total	$426,105,497	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$2,057	$—	$—

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,022,321	$—	$—
Asia	1,232,270	—	—
Europe	1,274,023	—	—
North America	116,416,572	—	—
South America	137,569	—	—
Securities Lending Reinvestment Vehicle	1,135,994	—	—

Total	$121,218,749	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$7,266,095	$—	$—
Asia	486,397	—	—
Europe	31,455,773	—	—
North America	986,518,637	—	—
South America	2,413,372	—	—
Securities Lending Reinvestment Vehicle	11,868,040	—	—

Total	$1,040,008,314	$0	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,493,373	$—	$—
Europe	10,117,715	—	—
North America	930,518,177	—	—

Total	$949,129,265	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$55,849	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.